UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04023

Dryden Municipal Series Fund

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Marguerite E. H. Morrison

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-7525

Date of fiscal year end: 8/31/2004

Date of reporting period: 2/29/2004

Item 1	–	Reports to Stockholders – [ INSERT REPORT ]

Dryden Municipal Series Fund/

New Jersey Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from New Jersey state income tax and federal income tax, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. A broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/New Jersey Series

Dryden Municipal Series Fund/New Jersey Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/New Jersey Series (the Series) is to maximize current income that is exempt from New Jersey state income tax and federal income tax, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852.

Cumulative Total Returns[1] as of 2/29/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	5.71%	4.79%	29.63%	71.49%	150.67%

Class B	5.58	4.44	28.03	66.07	181.90

Class C	5.45	4.18	26.46	N/A	65.73

Class Z	5.82	4.96	31.92	N/A	53.19

Lehman Brothers Municipal Bond Index[3]	6.52	6.30	34.50	86.00	***

Lipper NJ Muni Debt Funds Avg.[4]	6.42	5.83	26.39	67.60	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–0.04%	4.31%	5.46%	6.33%

Class B		–1.08	4.76	5.57	6.61

Class C		2.62	4.67	N/A	5.29

Class Z		4.29	5.54	N/A	5.89

Lehman Brothers Municipal Bond Index[3]		5.86	6.00	6.81	***

Lipper NJ Muni Debt Funds Avg.[4]		5.42	4.65	5.71	****

Distributions and Yields[1] as of 2/29/04
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.34	2.17%	3.46%	3.57%

Class B	$0.33	2.00	3.19	3.29

Class C	$0.32	1.75	2.79	2.88

Class Z	$0.36	2.49	3.97	4.09

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1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. During the period ended February 29, 2004, the Series charged a maximum front-end sales charge of 3% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 4.00%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the period ended February 29, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain up to 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 1/22/90; Class B, 3/4/88; Class C, 8/1/94; and Class Z, 12/6/96. 3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. Investors cannot invest directly in an index. 4The Lipper New Jersey (NJ) Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper NJ Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in New Jersey. 5Taxable equivalent yields reflect federal and applicable state tax rates. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/29/04 are 170.67% for Class A, 214.15% for Class B, 88.34% for Class C, and 56.88% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/04 are 7.26% for Class A, 7.35% for Class B, 6.73% for Class C, and 6.28% for Class Z. ****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/04 are 152.84% for Class A, 195.40% for Class B, 71.59% for Class C, and 44.82% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/04 are 6.72% for Class A, 6.92% for Class B, 5.67% for Class C, and 5.09% for Class Z.

Dryden Municipal Series Fund/New Jersey Series	3

Five Largest Issuers expressed as a percentage of net assets as of 2/29/04
New Jersey State	13.2%

New Jersey Trans. Trust Fund Auth.	8.1

Port Auth. New York & New Jersey	7.2

New Jersey State Turnpike Authority	5.6

New Jersey EDA Kapkowski Rd. Landfill	5.4

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 2/29/04
Prerefunded	24.0%

Transportation	15.3

Healthcare	12.9

Other	10.9

General Obligation	9.0

Corporate-Backed IDB & PCR	8.4

Special Tax/Assessment District	7.0

Lease-Backed Certificate of Participation	5.2

Education	4.6

Water & Sewer	0.6

Solid Waste/Resource Recovery	0.4

Cash & Equivalents	1.7

Portfolio composition is subject to change.

Credit Quality expressed as a percentage of net assets as of 2/29/04
Aaa	62.7%

Aa	3.1

A	14.2

Baa	6.6

Ba	0.8

NR	10.9

Cash & Equivalents	1.7

Source: Moody’s rating, defaulting to S&P when not rated. Credit quality is subject to change.

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Portfolio of Investments

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden Municipal Series Fund

New Jersey Series

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 89.7%
Municipal Bonds

Bergen Cnty., Util. Auth., Wtr. Poll. Ctrl. Rev., Ser. B, F.G.I.C.	Aaa	5.75%	12/15/05	$1,000		$1,080,520
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80	3/01/21	2,615		3,472,119
Clearview Reg. High Sch. Dist., F.G.I.C.	Aaa	5.375	8/01/15	1,205		1,399,162
Delaware River Port Auth., Penn. & NJ Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000		5,583,100
Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	Aaa	5.125	12/15/18	3,000		3,345,960
Essex Cnty. Impvt. Auth., Lease-Cogen Facs. Proj. Rev., F.G.I.C.	Aaa	5.25	1/01/19	1,110		1,225,362
Gloucester Cnty. Impvt. Auth., Solid Wste. Recov. Rev. Wste. Mgmt. Proj., Ser. A	BBB(d)	6.85	12/01/29	3,000		3,545,790
Hudson Cnty. Impvt. Auth., Solid Wste. Sys. Rev., Ser. A	AAA(d)	6.10	7/01/20	1,500	(e)	1,556,595
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.60	6/01/04	1,020		1,034,984
G.O., F.G.I.C.	Aaa	6.60	6/01/05	940		1,005,067
G.O., F.G.I.C.	Aaa	6.60	6/01/10	1,600		1,976,784
G.O., F.G.I.C.	Aaa	6.60	6/01/11	1,600		2,003,952
Jersey City, G.O., Ser. A, F.S.A.	Aaa	9.25	5/15/04	4,310		4,385,425
Middle Twnshp. Sch. Dist., F.G.I.C.	Aaa	7.00	7/15/05	1,200	(f)	1,296,432
New Jersey Bldg. Auth. St. Rev., Rfdg., Ser. B, A.M.B.A.C.	Aaa	5.25	12/15/09	4,000		4,614,840
New Jersey Econ. Dev. Auth. Rev.,
Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.125	6/15/14	3,000		3,382,410
Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.25	6/15/18	4,500		5,014,080
Sch. Facs. Constrs., Ser. F	Aa3	5.00	6/15/09	2,000		2,255,680
New Jersey Econ. Dev. Auth.,
Masonic Charity Fdn. Proj.	A+(d)	5.875	6/01/18	250		285,235
Masonic Charity Fdn. Proj.	A+(d)	6.00	6/01/25	1,150		1,296,096

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New Jersey Econ. Dev. Auth., Dist. Heating & Cooling Rev., Trigen-Trenton Proj., Ser. A	BBB-(d)	6.20%	12/01/10	$600		$613,290
New Jersey Econ. Dev. Auth., Econ. Dev. Rev.,
Kapkowski Rd. Landfill, Rfdg.	Baa3	6.50	4/01/28	1,000		1,139,410
Kapkowski Rd. Landfill, Ser. A	Aaa	6.375	4/01/31	5,800	(e)	7,329,982
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.	Aaa	Zero	4/01/08	1,020		928,455
New Jersey Econ. Dev. Auth., Natural Gas Facs. Rev., NUI Corp. Proj., Ser. A, M.B.I.A., A.M.T.	Aaa	5.70	6/01/32	1,500		1,595,940
New Jersey Econ. Dev. Auth., Rev.,
First Mtge.—Franciscan Oaks	NR	5.70	10/01/17	2,040		1,885,348
First Mtge.—Keswick Pines	NR	5.75	1/01/24	1,750		1,738,187
First Mtge.—The Evergreens	NR	5.875	10/01/12	1,200		1,200,636
First Mtge.—The Evergreens	NR	6.00	10/01/17	1,425		1,461,095
First Mtge.—The Evergreens	NR	6.00	10/01/22	1,400		1,416,982
Trans. Proj. Sublease, Ser. A, F.S.A.	Aaa	6.00	5/01/16	1,350	(e)	1,596,294
New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., R.I.T.E.S., PA-98, F.G.I.C., A.M.T.	AAA(d)	10.76(c)	11/01/29	5,000		5,799,200
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A3	6.25	7/01/17	1,750		1,992,287
Englewood Hosp. & Med. Ctr.	Baa3	6.75	7/01/24	1,230	(e)	1,277,995
Jersey Shore Med. Ctr., A.M.B.A.C.	AAA(d)	6.00	7/01/09	835	(e)	866,129
Jersey Shore Med. Ctr., A.M.B.A.C.	Aaa	6.00	7/01/09	630		652,403
Jersey Shore Med. Ctr., A.M.B.A.C.	AAA(d)	6.25	7/01/21	850	(e)	882,419
Jersey Shore Med. Ctr., A.M.B.A.C.	Aaa	6.25	7/01/21	650	(f)	673,341
Pascack Valley Hosp. Assoc.	BB+(d)	5.125	7/01/28	1,500		1,323,585
South Jersey Hosp.	Baa1	6.00	7/01/26	1,000		1,060,470
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000		1,056,290
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE	AAA(d)	5.70	7/01/11	4,375		4,722,944
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	1,750		1,957,095

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New Jersey St. Ed. Facs. Auth. Rev.,
Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375%	7/01/17	$1,000		$1,130,760
Felician College of Lodi, Ser. D	NR	7.375	11/01/22	1,180		1,137,638
Princeton Theological, Ser. B	Aaa	5.90	7/01/26	2,500	(e)	2,788,900
New Jersey St. Hwy. Auth., Garden St. Pkwy.,
Gen. Rev.	A1	5.75	1/01/14	2,500	(e)	2,972,800
Gen. Rev.	A1	5.625	1/01/30	1,650	(e)	1,950,877
Gen. Rev., E.T.M.	A1	6.20	1/01/10	3,035		3,562,180
New Jersey St. Tpke. Auth., Tpke. Rev.,
Ser. A, M.B.I.A.	Aaa	5.75	1/01/18	7,500		8,628,150
Ser. C, M.B.I.A., E.T.M.	Aaa	6.50	1/01/09	1,000		1,196,030
New Jersey St. Trans. Corp. Ctfs., Federal Trans. Admin. Grants, Ser. B, C.O.P., A.M.B.A.C.	Aaa	6.00	9/15/15	2,000	(e)	2,417,660
New Jersey St. Trans. Trust Fund Auth. Rev.,
R.I.T.E.S., PA-646, M.B.I.A.	NR	17.61(c)	12/15/08	2,475		4,264,970
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.50	6/15/10	1,540		1,883,358
Trans. Sys., Ser. B, M.B.I.A.	Aaa	5.75	6/15/14	1,315	(e)	1,420,095
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.00	12/15/14	3,425		4,143,702
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.00	12/15/19	2,000	(e)	2,446,200
North Bergen Twnshp. Mun. Util. Auth. Swr. Rev., M.B.I.A.	Aaa	5.25	12/15/17	1,800		2,048,112
North Brunswick Twnshp.,
Brd. of Ed., G.O.	Aa3	6.80	6/15/06	350		392,189
Brd. of Ed., G.O.	Aa3	6.80	6/15/07	350		406,045
Port Auth. of New York & New Jersey,
Cons. Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50	12/15/15	3,000		3,391,050
Ser. 96, F.G.I.C., A.M.T.	Aaa	6.60	10/01/23	2,750		2,864,125
Puerto Rico Elec. Pwr. Auth., Rfdg., Ser. X, M.B.I.A.	Aaa	6.00	7/01/12	3,295	(e)	3,576,162
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. A, M.B.I.A.	Aaa	5.50	8/01/17	1,500		1,726,440
Rutgers—The St. Univ. of New Jersey, Ser. A	Aa3	6.40	5/01/13	2,000		2,440,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sparta Twnshp. Sch. Dist., G.O., M.B.I.A.	Aaa	5.75%	9/01/14	$1,000	(e)	$1,108,700
Union City Sch. Impvt., G.O., F.S.A.	Aaa	6.375	11/01/08	1,545		1,840,481
Union Cnty. Impvt. Auth. Rev., Plainfield Brd. of Ed. Proj.,
F.G.I.C.	AAA(d)	6.25	8/01/14	1,175	(e)	1,365,632
F.G.I.C.	AAA(d)	6.25	8/01/15	1,250	(e)	1,452,800
F.G.I.C.	AAA(d)	6.25	8/01/16	1,330	(e)	1,545,779
F.G.I.C.	AAA(d)	6.25	8/01/17	1,415	(e)	1,644,570
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50	10/01/24	750		859,725

Total long-term investments (cost $144,734,357)						159,534,500

SHORT-TERM INVESTMENTS 7.4%

Mun. Secs. Trust Cert., G.O., Ser. 2001-174 Cert. Class A, F.R.D.D.	A-1(d)	0.97	3/01/04	6,500		6,500,000
New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., United Wtr. Proj., Ser. C, A.M.B.A.C., F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	215		215,000
Port Auth. of New York & New Jersey, SPL Oblig. Rev.,
Versatile Structure Oblig., Ser. 4, F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	4,600		4,600,000
Versatile Structure Oblig., Ser. 6, F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	1,900		1,900,000

Total short-term investments (cost $13,215,000)						13,215,000

Total Investments 97.1% (cost $157,949,357; Note 5)						172,749,500
Other assets in excess of liabilities 2.9%						5,170,796

Net Assets 100%						$177,920,296

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	9

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

CONNIE LEE—College Construction Loan Insurance Association.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(d)	Standard & Poor’s Rating.
(e)	All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	Partial principal amount pledged as collateral for financial futures contracts.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at value (cost $157,949,357)	$172,749,500
Cash	58,656
Receivable for investments sold	3,362,577
Interest receivable	2,239,965
Receivable for Series shares sold	72,001
Prepaid Expenses	4,984

Total assets	178,487,683

Liabilities

Payable for Series shares reacquired	184,428
Accrued expenses	79,425
Dividends payable	79,051
Unrealized depreciation on interest rate swaps	73,656
Management fee payable	70,438
Distribution fee payable	43,044
Due to broker—variation margin	27,441
Deferred trustees’ fees	9,904

Total liabilities	567,387

Net Assets	$177,920,296

Net assets were comprised of:
Shares of beneficial interest, at par	$157,498
Paid-in capital in excess of par	162,199,132

162,356,630
Accumulated net investment loss	(26,954)
Accumulated net realized loss on investments	923,118
Net unrealized appreciation on investments	14,667,502

Net assets, February 29, 2004	$177,920,296

See Notes to Financial Statements

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Class A

Net asset value and redemption price per share ($136,372,009 ÷ 12,075,472 shares of beneficial interest issued and outstanding)	$11.29
Maximum sales charge (3% of offering price)	0.35

Maximum offering price to public	$11.64

Class B

Net asset value, offering price and redemption price per share ($30,918,129 ÷ 2,735,896 shares of beneficial interest issued and outstanding)	$11.30

Class C

Net asset value and redemption price per share ($6,396,100 ÷ 566,201 shares of beneficial interest issued and outstanding)	$11.30
Sales charge (1% of offering price)	0.11

Offering price to public	$11.41

Class Z

Net asset value, offering price and redemption price per share ($4,234,058 ÷ 372,184 shares of beneficial interest issued and outstanding)	$11.38

See Notes to Financial Statements

Dryden Municipal Series Fund/New Jersey Series	13

Statement of Operations

Six Months Ended February 29, 2004 (Unaudited)

Net Investment Income

Income
Interest	$4,421,907

Expenses
Management fee	444,018
Distribution fee—Class A	169,724
Distribution fee—Class B	79,495
Distribution fee—Class C	23,091
Custodian’s fees and expenses	61,000
Transfer agent’s fees and expenses	35,000
Reports to shareholders	30,000
Registration fees	18,000
Legal fees and expenses	16,000
Audit fee	10,000
Trustees’ fees	6,000
Miscellaneous expenses	4,555

Total expenses	896,883

Net investment income	3,525,024

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	1,276,659
Financial futures transactions	(64,149)
Interest rate swap transactions	(11,775)
Written option transactions	21,618

1,222,353

Net change in unrealized appreciation (depreciation) on:
Investments	5,091,490
Financial futures contracts	(5,881)
Interest rate swap	(73,656)

5,011,953

Net gain on investments	6,234,306

Net Increase In Net Assets Resulting From Operations	$9,759,330

See Notes to Financial Statements

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$3,525,024	$7,609,416
Net realized gain on investment transactions	1,222,353	1,427,652
Net change in unrealized appreciation on investments	5,011,953	(4,386,695)

Net increase in net assets resulting from operations	9,759,330	4,650,373

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(2,725,123)	(5,837,798)
Class B	(599,300)	(1,416,222)
Class C	(107,838)	(221,597)
Class Z	(82,280)	(108,256)

	(3,514,541)	(7,583,873)

Distributions from net realized gains
Class A	(1,422,239)	(552,564)
Class B	(337,523)	(147,238)
Class C	(65,597)	(23,661)
Class Z	(43,378)	(5,835)

	(1,868,737)	(729,298)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,066,733	19,643,365
Net asset value of shares issued in reinvestment of dividends and distributions	3,244,467	4,809,055
Cost of shares reacquired	(14,117,662)	(28,562,205)

Net decrease in net assets from Series share transactions	(2,806,462)	(4,109,785)

Total increase (decrease)	1,569,590	(7,772,583)

Net Assets

Beginning of period	176,350,706	184,123,289

End of period	$177,920,296	$176,350,706

See Notes to Financial Statements

Dryden Municipal Series Fund/New Jersey Series	15

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984, and consists of six series. These financial statements relate only to New Jersey Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations in March 1988.

The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and New Jersey state income taxes with the minimum of risk by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such

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day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an

Dryden Municipal Series Fund/New Jersey Series	17

Notes to Financial Statements

(Unaudited) Cont’d

amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipt are included in interest income in the Statement of Operations. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

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Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Series enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are

Dryden Municipal Series Fund/New Jersey Series	19

Notes to Financial Statements

(Unaudited) Cont’d

determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated realized gain or loss and paid-in capital in excess of par, when appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI on behalf of the Series. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

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Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50% of 1% and up to 1% of the average daily net assets of the Class A, B and C shares, respectively. For the period ended February 29, 2004, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A shares and Class C shares, respectively.

PIMS advised the Series that it has received approximately $21,600 and $5,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 29, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that during the six months ended February 29, 2004, it received approximately $25,800 and $100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 29, 2004, the Series incurred fees of approximately $24,500 for the services of PMFS. As of February 29, 2004, approximately $4,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of

Dryden Municipal Series Fund/New Jersey Series	21

Notes to Financial Statements

(Unaudited) Cont’d

Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $4,300 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $4,100 for the six months ended February 29, 2004. As of February 29, 2004, approximately $600 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2004, were $23,822,944 and $41,452,059, respectively.

During the six months ended February 29, 2004, the Series entered into financial futures contracts. Details of outstanding contracts at February 29, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at February 29, 2004	Value at Trade Date	Unrealized Depreciation
	Short Positions:
88	U.S. Treasury
	2 Yr Notes	March 2004	$(18,976,375)	$(18,923,459)	$(52,916)
22	U.S. Treasury
	10 Yr Notes	June 2004	(2,505,250)	(2,499,181)	(6,069)

					$(58,985)

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Transactions in options written during the six months ended February 29, 2004 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of August 31, 2003	—	$—
Options written	51	21,618
Options expired	(51)	(21,618)

Options outstanding as of February 29, 2004	—	$—

During the six months ended February 29, 2004, the Series entered into interest rate swap agreements. Details of the swap agreements outstanding as of February 29, 2004 are as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.(a)	04/27/2014	USD 5,000,000	3.491%	BMA Municipal Swap Index	$(19,254)
Morgan Stanley Capital Services, Inc.(a)	04/27/2014	USD 3,500,000	3.571%	BMA Municipal Swap Index	(36,100)
Morgan Stanley Capital Services, Inc.(a)	04/27/2014	USD 3,400,000	3.543%	BMA Municipal Swap Index	(18,302)

					$(73,656)

(a)	Portfolio pays the fixed rate and receives the floating rate.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 29, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$157,885,530	$14,923,400	$59,430	$14,863,970

The difference between book and tax basis was primarily attributable to the difference in the treatment of accretion of market discount.

Note 6. Capital

The Series offers Class A, Class B, Class C, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum initial sales charge of 4%. Effective March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more

Dryden Municipal Series Fund/New Jersey Series	23

Notes to Financial Statements

(Unaudited) Cont’d

and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B Shares are sold with a CDSC which declines from 5% to zero depending on the period of the time the shares are held. Prior to February 2, 2004 Class C shares were sold with a front-end sales charge of 1% and a CDSC of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2004:
Shares sold	476,891	$5,339,039
Shares issued in reinvestment of dividends and distributions	220,885	2,472,006
Shares reacquired	(944,571)	(10,560,039)

Net increase (decrease) in shares outstanding before conversion	(246,795)	(2,748,994)
Shares issued upon conversion from Class B	135,676	1,512,185

Net increase (decrease) in shares outstanding	(111,119)	$(1,236,809)

Year ended August 31, 2003:
Shares sold	842,096	$9,551,086
Shares issued in reinvestment of dividends and distributions	325,312	3,649,211
Shares reacquired	(1,870,865)	(21,125,741)

Net increase (decrease) in shares outstanding before conversion	(703,457)	(7,925,444)
Shares issued upon conversion from Class B	428,977	4,884,211

Net increase (decrease) in shares outstanding	(274,480)	$(3,041,233)

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Class B	Shares	Amount
Six months ended February 29, 2004:
Shares sold	68,768	$766,901
Shares issued in reinvestment of dividends and distributions	49,099	549,771
Shares reacquired	(259,420)	(2,895,877)

Net increase (decrease) in shares outstanding before conversion	(141,553)	(1,579,205)
Shares reacquired upon conversion into Class A	(135,554)	(1,512,185)

Net increase (decrease) in shares outstanding	(277,107)	$(3,091,390)

Year ended August 31, 2003:
Shares sold	476,802	$5,360,213
Shares issued in reinvestment of dividends and distributions	81,589	915,329
Shares reacquired	(420,686)	(4,747,136)

Net increase (decrease) in shares outstanding before conversion	137,705	1,528,406
Shares reacquired upon conversion into Class A	(428,874)	(4,884,211)

Net increase (decrease) in shares outstanding	(291,169)	$(3,355,805)

Class C
Six months ended February 29, 2004:
Shares sold	54,905	$614,733
Shares issued in reinvestment of dividends and distributions	11,373	127,310
Shares reacquired	(32,274)	(361,896)

Net increase (decrease) in shares outstanding	34,004	$380,147

Year ended August 31, 2003:
Shares sold	110,696	$1,251,580
Shares issued in reinvestment of dividends and distributions	14,718	165,064
Shares reacquired	(90,758)	(1,019,547)

Net increase (decrease) in shares outstanding	34,656	$397,097

Class Z
Six months ended February 29, 2004:
Shares sold	120,155	$1,346,060
Shares issued in reinvestment of dividends and distributions	8,457	95,380
Shares reacquired	(26,565)	(299,850)

Net increase (decrease) in shares outstanding	102,047	$1,141,590

Year ended August 31, 2003:
Shares sold	306,808	$3,480,486
Shares issued in reinvestment of dividends and distributions	7,015	79,451
Shares reacquired	(144,944)	(1,669,781)

Net increase (decrease) in shares outstanding	168,879	$1,890,156

Dryden Municipal Series Fund/New Jersey Series	25

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

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This Page Intentionally Left Blank

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.02

Income from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.39

Total from investment operations	.61

Less Distributions
Dividends from net investment income	(.22)
Distributions in excess of net investment income	—
Tax return of capital distributions	—
Distributions from net realized gains on investment transactions	(.12)

Total distributions	(.34)

Net asset value, end of period	$11.29

Total Return(a):	5.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$136,372
Average net assets (000)	$136,525
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.95	%(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)
Net investment income	4.03	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	15	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2003 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.80% to 4.81%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A

Year Ended August 31,

2003	2002(d)	2001	2000	1999

$11.25	$11.23	$10.65	$10.67	$11.31

.47	.53	.52	.52	.52
(.18)	.04	.58	.03	(.55)

.29	.57	1.10	.55	(.03)

(.47)	(.53)	(.52)	(.52)	(.52)
—	—	—	—	— (b)
—	—	—	— (b)	—
(.05)	(.02)	—	(.05)	(.09)

(.52)	(.55)	(.52)	(.57)	(.61)

$11.02	$11.25	$11.23	$10.65	$10.67

2.57%	5.24%	10.67%	5.39%	(.40)%

$134,271	$140,190	$140,608	$122,664	$123,692
$139,372	$137,516	$132,389	$122,573	$125,547

.94%	.91%	.95%	.92%	.84%
.69%	.66%	.70%	.67%	.64%
4.20%	4.81%	4.77%	4.95%	4.66%

42%	25%	22%	28%	15%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.02

Income from investment operations
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	.40

Total from investment operations	.61

Less Distributions
Dividends from net investment income	(.21)
Distributions in excess of net investment income	—
Tax return of capital distributions	—
Distributions from net realized gains on investment transactions	(.12)

Total distributions	(.33)

Net asset value, end of period	$11.30

Total Return(a):	5.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,918
Average net assets (000)	$31,973
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.20	%(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(d)
Net investment income	3.78	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2003 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.55% to 4.56%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

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Class B

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$11.25	$11.24	$10.66	$10.67	$11.31

.44	.50	.49	.49	.49
(.18)	.03	.58	.04	(.55)

.26	.53	1.07	.53	(.06)

(.44)	(.50)	(.49)	(.49)	(.49)
—	—	—	—	— (b)
—	—	—	— (b)	—
(.05)	(.02)	—	(.05)	(.09)

(.49)	(.52)	(.49)	(.54)	(.58)

$11.02	$11.25	$11.24	$10.66	$10.67

2.31%	4.98%	10.29%	5.23%	(.71)%

$33,217	$37,188	$37,621	$49,995	$79,598
$35,925	$35,743	$40,214	$61,647	$96,542

1.19%	1.16%	1.20%	1.17%	1.14%
.69%	.66%	.70%	.67%	.64%
3.96%	4.56%	4.52%	4.69%	4.35%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.02

Income from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	.40

Total from investment operations	.60

Less Distributions
Dividends from net investment income	(.20)
Distributions in excess of net investment income	—
Tax return of capital distributions	—
Distributions from net realized gains on investment transactions	(.12)

Total distributions	(.32)

Net asset value, end of period	$11.30

Total Return(a):	5.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,396
Average net assets (000)	$6,191
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.45	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)
Net investment income	3.52	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2003 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.30% to 4.31%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.
(d)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$11.25	$11.24	$10.66	$10.67	$11.31

.42	.47	.47	.47	.46
(.18)	.03	.58	.04	(.55)

.24	.50	1.05	.51	(.09)

(.42)	(.47)	(.47)	(.47)	(.46)
—	—	—	—	— (b)
—	—	—	— (b)	—
(.05)	(.02)	—	(.05)	(.09)

(.47)	(.49)	(.47)	(.52)	(.55)

$11.02	$11.25	$11.24	$10.66	$10.67

2.05%	4.73%	10.02%	4.96%	(.95)%

$5,865	$5,598	$2,956	$2,385	$1,825
$6,015	$4,101	$2,390	$2,077	$1,622

1.44%	1.41%	1.45%	1.42%	1.39%
.69%	.66%	.70%	.67%	.64%
3.70%	4.31%	4.27%	4.45%	4.13%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.10

Income from investment operations
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	.40

Total from investment operations	.64

Less Distributions
Dividends from net investment income	(.24)
Distributions in excess of net investment income	—
Tax return of capital distributions	—
Distributions from net realized gains on investment transactions	(.12)

Total distributions	(.36)

Net asset value, end of period	$11.38

Total Return(a):	5.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,234
Average net assets (000)	$3,894
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.70	%(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(d)
Net investment income	4.26	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than on full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 5.03% to 5.04%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$11.33	$11.31	$10.73	$10.75	$11.32

.50	.56	.55	.55	.54
(.18)	.04	.58	.03	(.48)

.32	.60	1.13	.58	.06

(.50)	(.56)	(.55)	(.55)	(.54)
—	—	—	—	— (b)
—	—	—	— (b)	—
(.05)	(.02)	—	(.05)	(.09)

(.55)	(.58)	(.55)	(.60)	(.63)

$11.10	$11.33	$11.31	$10.73	$10.75

2.84%	5.58%	10.80%	5.66%	.45%

$2,998	$1,147	$312	$111	$62
$2,463	$598	$194	$72	$77

.69%	.66%	.70%	.67%	.64%
.69%	.66%	.70%	.67%	.64%
4.41%	5.04%	5.03%	5.22%	4.86%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	35

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 10, 2003, November 7, 2003, November 21, 2003, December 5, 2003 and January 6, 2004. At such meetings the following proposal was submitted to shareholders for approval:

(1)	To approve amendments to the Fund’s Declaration of Trust.

Not approved

36	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

This Page Intentionally Left Blank

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy record keeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES

David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/New Jersey Series
Share Class	A	B	C	Z

NASDAQ	PRNJX	PBNJX	PCNJX	PZNJX
CUSIP	262468804	262468887	262468879	262468861

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/New Jersey Series
Share Class	A	B	C	Z

NASDAQ	PRNJX	PBNJX	PCNJX	PZNJX
CUSIP	262468804	262468887	262468879	262468861

MF138E2    IFS-A090100    Ed. 04/2004

Dryden Municipal Series Fund/ New Jersey Money Market Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from New Jersey state and federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. A broadly diversified asset allocation strategy can help protect you against inflation and increase your chances of participating in economic growth. As part of such a strategy, holding a cash reserve in a money market fund can help you meet short-term obligations or deal with emergencies without having to liquidate longer-term assets at what may be an inappropriate time.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/New Jersey Money Market Series

Dryden Municipal Series Fund/New Jersey Money Market Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/New Jersey Money Market Series (the Series) is to provide the highest level of current income that is exempt from New Jersey state and federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the performance quoted. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

Series Facts as of 2/29/04
	7-Day Current Yield	Net Asset Value (NAV)	Taxable Equivalent Yield*			Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
New Jersey Money Market Series	0.23%	$1.00	0.34%	0.37%	0.38%	65 Days	$178

iMoneyNet, Inc. State Specific Retail New Jersey Avg.**	0.32%	N/A	0.47%	0.51%	0.53%	46 Days	N/A

*	Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for state-specific retail money funds. This is the data of all funds in the iMoneyNet, Inc. State Specific Retail New Jersey Average category as of February 23, 2004, the closest date to the end of our reporting period.

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State Specific Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Past performance is not indicative of future results. The graphs portray weekly 7-day current yields and weekly WAMs for the Dryden Municipal Series Fund/New Jersey Money Market Series and the iMoneyNet, Inc. State Specific Retail New Jersey Average every Monday from August 25, 2003 to February 23, 2004, the closest dates to the beginning and end of the Series’ reporting period. The data portrayed for the Series at the end of the reporting period in the graph may not match the data portrayed in the Series Facts table as of February 29, 2004.

Dryden Municipal Series Fund/New Jersey Money Market Series	3

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Portfolio of Investments

FEBRUARY 29, 2004	SEMIANNUAL REPORT

Dryden Municipal Series Fund

New Jersey Money Market Series

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Allendale Brd. Ed., Temp. Nts.	NR	1.20%	9/03/04	$2,391	$2,392,194
Allendale, G.O., Gen., Impvt., M.B.I.A.	Aaa(e)	2.50	7/15/04	200	201,106
Burlington Cnty., G.O., B.A.N., Ser. H	NR	1.12	10/29/04	4,190	4,190,262
Delaware River Port Auth. Pennsylvania & New Jersey Rev., M.E.R.L.O.T., Ser. B4, F.G.I.C., F.R.W.D.	VMIG1	0.97	3/03/04	4,000	4,000,000
M.E.R.L.O.T., Ser. K, F.R.W.D., F.S.A.	VMIG1	0.97	3/03/04	3,000	3,000,000
Mun. Secs. Trust Rcpts., Ser. SGA-89, F.R.D.D., F.S.A.	A-1+(c)	1.00	3/01/04	2,000	2,000,000
Galloway Twnshp., B.A.N.	NR	1.90	3/05/04	923	922,965
Gloucester Cnty. Ind. Poll. Ctrl. Fin. Auth. Rev., Poll. Ctrl., Exxonmobil, F.R.D.D.	VMIG1	0.90	3/01/04	8,500	8,500,000
Hoboken G.O., B.A.N., Ser. A	NR	2.00	12/15/04	6,255	6,294,121
Hudson Cnty. Impvt. Auth. Rev., Essential Purp. Pooled Govt., F.R.W.D., Ser. 86	A-1+(c)	0.90	3/04/04	4,300	4,300,000
Irvington Twnshp., G.O., B.A.N.	NR	1.875	3/19/04	828	828,543
G.O., B.A.N.	NR	1.60	10/29/04	2,008	2,013,394
Lawrence Twnshp., G.O., B.A.N.	NR	1.375	7/15/04	4,000	4,003,736
Middlesex Cnty. Impvt. Auth. Rev., Woodbridge Twnshp. Gtd. Proj. Nts.	NR	2.00	1/26/05	2,635	2,654,779
Montclair, G.O., B.A.N.	NR	1.25	6/25/04	4,000	4,001,584
Mun. Secs. Trust Cert., G.O., Ser. 2001-174 Cert., Class A, F.R.D.D.	A-1(c)	0.97	3/01/04	1,100	1,100,000
New Jersey Hlth. Care Facs. Fin. Auth. Rev., Comp. Prog., Ser. A2, F.R.W.D.	VMIG1	0.92	3/04/04	1,900	1,900,000
Hosp. Cap. Asset Fin., Ser. B, F.R.W.D.	VMIG1	0.92	3/04/04	4,000	4,000,000
Meridian Hlth. Sys., Ser. B, F.R.W.D.	VMIG1	0.90	3/04/04	6,500	6,500,000
Ser. 833, F.R.W.D.	NR	0.97	3/04/04	4,000	4,000,000

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey St. Econ. Dev. Auth., AFL Qual. Inc. Proj., F.R.W.D., A.M.T.	A-1(c)	0.94%	3/03/04	$2,400	$2,400,000
AIRIS Newark LLC Proj., F.R.W.D., A.M.B.A.C., A.M.T., Ser. 1998	VMIG1	0.92	3/04/04	3,500	3,500,000
Alpha Assocs. & Avallone, A.M.T., F.R.W.D., Ser. 98	A-1(c)	0.94	3/03/04	2,140	2,140,000
Chambers Cogen, A.M.T., T.E.C.P.	VMIG1	0.95	5/03/04	6,100	6,100,000
Commerce Ctr. Proj., Mfg. Facs. Rev., Ser. 89, F.R.W.D.	A-1(c)	0.90	3/04/04	5,700	5,700,000
Dock Facs. Rev., Bayonne/IMTT Proj., Ser. C, F.R.D.D.	VMIG1	0.97	3/01/04	1,600	1,600,000
Encap Golf Holdings LLC, Ser. A, F.R.W.D., A.M.T.	VMIG1(c)	0.90	3/04/04	5,000	5,000,000
Kent Place Proj., Ser. L, F.R.W.D.	VMIG1	0.95	3/04/04	1,295	1,295,000
Keystone Proj., A.M.T., T.E.C.P.	VMIG1	0.95	5/03/04	6,400	6,400,000
Oak Hill Academy Proj., Ser. 2002, F.R.W.D.	NR	1.01	3/04/04	2,135	2,135,000
Office Court Assoc. Proj., Ser. 89, F.R.W.D., A.M.T.	A-1(c)	0.95	3/03/04	2,300	2,300,000
Putters, Ser. 219Z, F.R.W.D.	A-1+(c)	0.96	3/04/04	4,570	4,570,000
Republic Svcs., Inc. Proj., Ser. 2001, F.R.W.D., A.M.T.	A-1+(c)	0.94	3/03/04	2,000	2,000,000
Rev., El Dorado Terminals, Ser. B, F.R.D.D.	VMIG1	0.97	3/01/04	2,600	2,600,000
SPL Facs. Rev., Port Newark Container LLC, Ser. 2003, F.R.W.D., A.M.T.	VMIG1	0.99	3/03/04	8,900	8,900,000
Sr. Care Bayshore Hlth., Ser. A, F.R.W.D.	VMIG1	0.90	3/04/04	1,585	1,585,000
Wtr. Facs. Rev., Utd. Wtr. Proj. Inc., Ser. C, F.R.D.D., A.M.B.A.C., A.M.T.	VMIG1	1.02	3/01/04	4,400	4,400,000
New Jersey St. Edl. Facs. Auth. Rev., Princeton Univ., Ser. B, F.R.D.D.	VMIG1	0.93	3/01/04	500	500,000
New Jersey St. Hsg. & Mtg. Fin. Agcy. Rev., Home Buyer, Ser. EE, M.B.I.A., A.M.T.	MIG1	1.10	4/01/04	3,000	3,000,000
Sngl. Fam. Hsg., Ser. B, A.M.T.	MIG1	1.10	10/01/04	3,000	3,000,000

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Money Market Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey St. Tpke. Auth. Rev., M.E.R.L.O.T., Ser. EEE, F.R.W.D., M.B.I.A.	VMIG1	0.97%	3/03/04	$3,400	$3,400,000
New Jersey St. Trans. Trust Fd. Auth., M.E.R.L.O.T., Ser A5, F.R.W.D.	VMIG1	0.97	3/03/04	2,275	2,275,000
Passaic Cnty., G.O., B.A.N.	MIG1	1.75	6/11/04	4,000	4,007,712
Paterson Pkg. Auth. Rev., Ser. A, F.S.A.	Aaa(e)	2.00	10/01/04	350	351,827
Ser. B, F.S.A.	Aaa(e)	2.00	10/01/04	160	160,835
Ser. C, F.S.A.	Aaa(e)	2.00	10/01/04	115	115,600
Port Auth. of New York & New Jersey, Putters, Ser. 153Z, F.R.W.D., A.M.T.	VMIG1	1.02	3/04/04	4,000	4,000,000
Ser. 93-2, F.R.W.D.	NR	0.94	3/04/04	7,000	7,000,000
SPL Oblig. Rev., Versatile Structure Oblig., Ser. 4, F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	1,400	1,400,000
SPL Oblig. Rev., Versatile Structure Oblig., Ser. 6, F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	300	300,000
Puerto Rico Elec. Pwr. Auth. Rev., Mun. Secs. Trust Recpts., Ser. SGA 43, F.R.W.D.	A-1+(c)	0.91	3/03/04	2,500	2,500,000
Puerto Rico Pub. Fin. Corp., Putters, Ser. 363, A.M.B.A.C.	A-1+(c)	1.00	7/29/04	5,000	5,000,000
Somerville, G.O., B.A.N.	NR	1.75	8/10/04	2,700	2,707,681
Tewksbury Twnshp., G.O., B.A.N.	NR	2.00	11/18/04	5,760	5,793,821
Washington Twnshp. Morris Cnty., B.A.N.	NR	1.75	7/30/04	2,250	2,256,721

Total short-term investments (cost $177,196,881)					177,196,881

Total Investments 99.5% (cost $177,196,881)(d)					177,196,881
Other assets in excess of liabilities 0.5%					914,168

Net Assets 100%					$178,111,049

See Notes to Financial Statements.

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(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.A.N.—Bond Anticipation Note.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.R.W.D.—Floating Rate (Weekly) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

M.E.R.L.O.T.—Municipal Exempt Receipt—Liquid Optional Tender.

T.E.C.P.—Tax-Exempt Commercial Paper.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial statement purposes.
(e)	Long-Term Rating.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Money Market Series	9

Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at amortized cost which approximates market value	$177,196,881
Cash	42,034
Receivable for investments sold	1,900,000
Receivable for Series shares sold	1,853,487
Interest receivable	485,919
Prepaid expenses and other assets	3,796

Total assets	181,482,117

Liabilities

Payable for Series shares reacquired	3,232,500
Management fee payable	71,643
Accrued expenses	34,204
Distribution fee payable	17,911
Deferred trustees’ fees	10,239
Dividends payable	4,571

Total liabilities	3,371,068

Net Assets	$178,111,049

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$1,781,110
Paid-in capital in excess of par	176,329,939

Net assets, February 29, 2004	$178,111,049

Net asset value, offering price and redemption price per share ($178,111,049 ÷ 178,111,049 shares of beneficial interest issued and outstanding; unlimited number of shares authorized)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended February 29, 2004 (Unaudited)

Net Investment Income

Income
Interest	$936,163

Expenses
Management fee	444,309
Distribution fee	111,077
Custodian’s fees and expenses	47,000
Reports to shareholders	33,000
Transfer agent’s fees and expenses	25,000
Legal fees and expenses	20,000
Registration fees	15,000
Audit fee	7,000
Trustees’ fees	6,000
Miscellaneous	3,180

Total expenses	711,566

Net investment income	224,597
Net realized gain on investment transactions	18,676

Net Increase In Net Assets Resulting From Operations	$243,273

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Money Market Series	11

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$224,597	$1,043,742
Net realized gain on investment transactions	18,676	22,410

Net increase in net assets resulting from operations	243,273	1,066,152

Dividends and distributions paid to shareholders (Note 1)	(243,273)	(1,066,152)

Series share transactions (at $1 per share)
Net proceeds from shares sold	290,214,656	620,002,026
Net asset value of shares issued in reinvestment of dividends and distributions	232,124	1,050,580
Cost of shares reacquired	(288,049,341)	(662,702,129)

Net increase (decrease) in net assets from Series share transactions	2,397,439	(41,649,523)

Total increase (decrease)	2,397,439	(41,649,523)

Net Assets

Beginning of period	175,713,610	217,363,133

End of period	$178,111,049	$175,713,610

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. These financial statements relate to only New Jersey Money Market Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on December 3, 1990. The Series is non-diversified and seeks to achieve its investment objective of providing the highest level of income that is exempt from New Jersey state and federal income taxes with a minimum of risk by investing in “investment grade” tax-exempt securities maturing within 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. The Series amortizes premiums and accretes discounts on portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment

Dryden Municipal Series Fund/New Jersey Money Market Series	13

Notes to Financial Statements

(Unaudited) Cont’d

companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Dividends and distributions: The Series declares daily dividends from net investment income and net realized short-term gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

14	Visit our website at www.jennisondryden.com

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ shares pursuant to a plan of distribution regardless of expenses actually incurred by PIMS. The Series pays PIMS for distributing and servicing the Series shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series’ average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Series transfer agent and during the six months ended February 29, 2004, the Series incurred fees of approximately $21,000 for the services of PMFS. As of February 29, 2004, approximately $3,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Capital

The Series offers Class A shares. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding.

Note 5. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Municipal Series Fund/New Jersey Money Market Series	15

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	0.00	(c)
Dividends and distributions	0.00	(c)

Net asset value, end of period	$1.00

Total Return(a):	.14%
Ratios/Supplemental Data:
Net assets, end of period (000)	$178,111
Average net assets (000)	$178,700
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees	.80	%(b)
Expenses, excluding distribution fee and service (12b-1) fees	.68	%(b)
Net investment income	.25	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Annualized.
(c)	Less than $.005 per share.

See Notes to Financial Statements.

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Class A

Year Ended August 31,

2003	2002	2001	2000	1999

$1.00	$1.00	$1.00	$1.00	$1.00

.01	.01	.03	.03	.03
(.01)	(.01)	(.03)	(.03)	(.03)

$1.00	$1.00	$1.00	$1.00	$1.00

.54%	1.10%	2.95%	3.12%	2.52%

$175,714	$217,363	$208,550	$195,460	$207,004
$199,544	$223,219	$212,370	$204,697	$209,479

.77%	.74%	.73%	.72%	.72%
.64%	.62%	.60%	.59%	.59%
.52%	1.08%	2.87%	3.07%	2.49%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Money Market Series	17

Supplemental Proxy Information

(Unaudited)

A special meeting of shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 12, 2003, November 7, 2003, November 21, 2003 and December 5, 2003. At such meetings the following proposal was submitted to shareholders for approval:

(5)	To approve amendments to the Company’s Declaration of Trust.

The results of the proxy solicitation on the preceding matter was:

Not approved.

18	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES

David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/New Jersey Money Market Series
NASDAQ	PNJXX

CUSIP	262468606

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/New Jersey Money Market Series
NASDAQ	PNJXX

CUSIP	262468606

MF147E2    IFS-A090103    Ed. 04/2004

Dryden Municipal Series Fund/ New York Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from New York State, New York City, and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. A broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/New York Series

Dryden Municipal Series Fund/New York Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/New York Series (the Series) is to maximize current income that is exempt from New York State, New York City, and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852.

Cumulative Total Returns[1] as of 2/29/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	5.63%	4.77%	28.78%	72.24% (71.95)	151.49% (151.07)

Class B	5.50	4.51	27.19	66.92 (66.65)	290.89 (289.59)

Class C	5.37	4.25	25.63	N/A	66.88 (66.60)

Class Z	5.76	5.03	30.49	N/A	52.46 (52.33)

Lehman Brothers Municipal Bond Index[3]	6.52	6.30	34.50	86.00	***

Lipper NY Muni Debt Funds Avg.[4]	6.42	5.95	27.78	70.39	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		0.21%	4.26%	5.53%	6.37%

Class B		–0.76	4.69	5.63	7.19

Class C		2.89	4.60	N/A	5.37

Class Z		4.64	5.38	N/A	5.85

Lehman Brothers Municipal Bond Index[3]		5.86	6.00	6.81	***

Lipper NY Muni Debt Funds Avg.[4]		5.45	4.89	5.89	****

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Distributions and Yields[1] as of 2/29/04
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.57	2.29%	3.70%	3.82%

Class B	$0.55	2.11	3.41	3.52

Class C	$0.54	1.86	3.01	3.10

Class Z	$0.58	2.61	4.22	4.35

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. During the period ended February 29, 2004, the Series charged a maximum front-end sales charge of 3% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 4.00%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the period ended February 29, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain up to 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower, as indicated in parentheses. 2Inception dates: Class A, 1/22/90; Class B, 9/13/84; Class C, 8/1/94; and Class Z, 12/6/96. 3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. 4Investors cannot invest directly in an index. The Lipper New York (NY) Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper NY Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in New York.5Taxable equivalent yields reflect federal and applicable state tax rates. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/29/04 are 170.67% for Class A, 396.91% for Class B, 88.34% for Class C, and 56.88% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/04 are 7.26% for Class A, 8.51% for Class B, 6.73% for Class C, and 6.28% for Class Z. ****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/04 are 150.63% for Class A, 343.22% for Class B, 75.01% for Class C, and 47.63% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/04 are 6.63% for Class A, 7.87% for Class B, 5.87% for Class C, and 5.35% for Class Z.

Dryden Municipal Series Fund/New York Series	3

Five Largest Issuers expressed as a percentage of net assets as of 2/29/04
New York State Dorm. Auth.	8.4%

New York City TFA	6.8

New York City	6.6

Metropolitan Trans. Auth. NY	6.5

New York State Urban Dev. Corp.	6.4

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 2/29/04
Lease-Backed Certificate of Participation	25.6%

Prerefunded	17.1

Special Tax/Assessment District	11.0

Transportation	9.1

General Obligation	8.3

Education	7.5

Tobacco	3.9

Power	3.0

Water & Sewer	2.7

Other	2.7

Healthcare	2.5

Corporate-Backed IDB & PCR	1.6

Other Muni	1.6

Housing	1.3

Solid Waste/Resource Recovery	1.1

Cash & Equivalents	1.0

Portfolio composition is subject to change.

Credit Quality expressed as a percentage of net assets as of 2/29/04
Aaa	34.7%

Aa	20.1

A	36.9

Baa	1.7

NR	5.6

Cash & Equivalents	1.0

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

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Portfolio of Investments

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden Municipal Series Fund

New York Series

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 89.7%

Municipal Bonds

Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.125%	11/15/20	$1,500		$1,588,500
City of Buffalo, Sch., G.O., Ser. E, F.S.A.	Aaa	6.00	12/01/16	1,100	(e)	1,328,426
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll.	A3	5.75	8/01/30	3,500		3,806,810
Erie Cnty. Ind Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	3,000		3,403,260
Islip Res. Rec., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745		2,172,647
Metro. Trans. Auth. Facs. Rev.,
Commuter Facs., Ser. A, F.G.I.C.	Aaa	5.60	7/01/09	500	(c)	576,555
Commuter Facs., Ser. A, F.G.I.C.	Aaa	5.70	7/01/10	1,000	(c)	1,157,260
Trans. Facs. Rev., Ser. A, F.S.A.	Aaa	5.60	7/01/09	2,900	(c)	3,344,019
Metro. Trans. Auth., New York Svc. Contract,
C.A.B.S., Ser. 7, M.B.I.A., E.T.M.	Aaa	Zero	7/01/08	4,500		4,099,005
Ser. A, F.S.A.	Aaa	5.00	11/15/30	2,000		2,091,860
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000		3,392,850
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000		5,565,250
Nassau Cnty. New York Interim Fin. Auth., Sales Tax Sec., Ser. A-1, A.M.B.A.C.	Aaa	5.375	11/15/16	1,000		1,138,830
New York City Ind. Dev. Agcy.,
Civic. Fac. Rev., United States Tennis Assoc., Nat’l. Tennis Ctr. Proj., F.S.A.	Aaa	6.375	11/15/14	1,000		1,056,420
LaGuardia Assoc., Ltd. Partnership Proj.	NR	6.00	11/01/28	2,000	(g)	1,297,000
New York City Mun. Fin. Auth.,
Wtr. & Swr. Sys. Rev., Ser. B	Aa2	6.00	6/15/33	1,615	(c)	1,963,081
Wtr. & Swr. Sys. Rev., Ser. B	Aa2	6.00	6/15/33	985		1,172,603

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
New York City Mun. Wtr. Auth. Rev., Ser. F	Aa2	5.00%	6/15/29	$4,000		$4,155,800
New York City Trans. Auth., Triborough Bridge & Tunnel Auth., A.M.B.A.C.	Aaa	5.75	1/02/20	4,760		5,457,864

New York City Trans. Fin. Auth. Rev., Future Tax Sec.,
Ser. A	Aa2	5.50	11/01/26	2,650		3,081,473
Ser. B	Aa2	5.50	2/01/17	1,920		2,156,851
Ser. B	Aa2	5.25	8/01/20	4,000		4,422,480
Ser. B	Aa2	5.25	2/01/29	2,500		2,841,075
Ser. B	Aa2	6.00	11/15/29	1,000	(c)	1,213,400
New York City, G.O.,
Ser. A	A2	6.00	5/15/30	820	(c)	994,988
Ser. A	A2	6.00	5/15/30	180		200,466
Ser. G	A2	5.875	10/15/14	2,500		2,832,950
Ser. I	Aaa	6.10	4/15/10	565	(c)	648,586
Ser. I	A2	6.10	4/15/10	1,435		1,610,257
Ser. I	Aaa	6.25	4/15/27	4,305	(c)	4,958,671
Ser. I	A2	6.25	4/15/27	1,695		1,894,552
New York St. Dorm. Auth. Lease Rev., Ser. B	AA-(d)	5.25	7/01/29	3,000		3,417,030
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., F.S.A.	Aaa	5.50	7/01/29	2,500	(c)	2,936,000
City Univ. Sys. Cons., Ser. B	A3	6.00	7/01/14	4,000		4,747,760
City Univ. Sys. Cons., Ser. D, E.T.M.	A3	7.00	7/01/09	1,880		2,119,606
Coll. & Univ. Ed., M.B.I.A., A.M.T., C.A.B.S.	Aaa	Zero	7/01/04	2,045		2,035,675
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A3	6.50	8/15/11	3,000		3,667,140
Ser. B	A3	5.25	11/15/23	3,000		3,406,080
St. Personal Income-Tax Ed., Ser. A	AA(d)	5.375	3/15/22	2,000		2,200,660
New York St. Engy. Res. & Dev. Auth. Rev., Brooklyn Union Gas Co., Ser. B, M.B.I.A., A.M.T.	Aaa	6.75	2/01/24	1,825	(e)	1,860,788
New York St. Environ. Facs. Corp.,
Poll. Ctrl. Rev., Ser. E	Aaa	6.50	6/15/14	35		35,153
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000		3,271,320

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
New York St. Hsg. Fin. Agcy. Rev.,
Multi-Fam. Hsg., Sec. Mtge., Ser. A, A.M.T.	Aa1	7.05%	8/15/24	$1,000		$1,009,290
St. Univ. Constr., Ser. A, E.T.M.	Aaa	8.00	5/01/11	3,600		4,587,444

New York St. Local Gov’t. Assist. Corp.,
C.A.B.S., Ser. C	A1	Zero	4/01/14	5,882		4,090,872
Ser. E	A1	6.00	4/01/14	3,000		3,644,460
New York St. Med. Care Facs. Fin. Agcy. Rev., New York Hosp., Ser. A, A.M.B.A.C., F.H.A.	Aaa	6.50	8/15/29	3,000	(c)	3,216,210
New York St. Mtge. Agcy. Rev., Homeowner Mtge., Ser. 70	Aa1	5.375	10/01/17	1,500		1,586,520
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev. Ser. C	A+(d)	5.50	12/01/13	5,070		5,871,111
New York St. Pwr. Auth.,
Ser. A	Aa2	5.25	11/15/16	3,000		3,376,920
Ser. A	Aa2	5.00	11/15/19	2,500		2,718,750
New York St. Thrwy. Auth.,
Hwy. & Bridge Trust Fund, Ser. A, F.S.A.	Aaa	6.00	4/01/16	2,200	(c)	2,662,726
St. Pers. Income Tax Rev., Trans., Ser. A	A1	5.50	3/15/20	1,000		1,129,350
Svc. Contract Rev., Local Hwy. & Bridge	A3	5.50	4/01/15	6,000		6,789,600
New York St. Urban Dev. Corp. Corr. & Youth Facs. Svcs.,
Ser. A	AA-(d)	5.25	1/02/21	3,000		3,366,540
Ser. A	A3	5.00	1/02/09	2,000		2,236,420
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C.	Aaa	Zero	1/02/08	8,000		7,362,960
Puerto Rico Comnwlth.,
Pub. Impvt. Rfdg., M.B.I.A.	Aaa	7.00	7/01/10	1,250		1,572,213
Rites P.A. 625, A.M.B.A.C., T.C.R.S.	NR	12.98(f)	7/01/10	3,250		4,925,505
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E	Baa3	5.70	8/01/25	2,000		2,207,900

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Tobacco Settlement Fin. Corp.
Ser. A-1	A3	5.50%	6/01/14	$4,000	$4,421,600
Ser. C-1	A3	5.50	6/01/14	1,000	1,105,400
Ser. C-1	A3	5.50	6/01/15	2,000	2,200,600

United Nations Dev. Corp. NY Rev., Ser. A	A3	5.25	7/01/13	2,320	2,477,667
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50	10/01/24	1,000	1,146,300
Watervliet Hsg. Auth. Sen. Res., Beltrone Living. Ctr. Proj., Ser. A	NR	6.125	6/01/38	4,000	3,468,640

Total long-term investments (cost $167,111,697)					182,495,999

SHORT-TERM INVESTMENTS 8.4%

Mun. Secs. Trust Cert., Ser. 2000-109, Class A, Ctf. 144A, F.R.D.D.	VMIG1	0.97	3/01/04	3,500	3,500,000
New York St. Local Govt. Assist. Corp., Mun. Secs. Trust Rcpts., Ser. SGA 59, F.R.D.D.	A-1+(d)	0.97	3/01/04	1,800	1,800,000
Port Auth. of New York & New Jersey, Spec. Oblig. Rev., Versatile Structure Oblig., Rev., Ser. 4, F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	8,700	8,700,000
Port Auth. of New York And New Jersey, Spec. Oblig. Rev., Versatile Structure Oblig., Rev., Ser. 6, F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	3,000	3,000,000

Total short-term investments (cost $17,000,000)					17,000,000

Total Investments 98.1% (cost $184,111,697; Note 5)					199,495,999
Other assets in excess of liabilities 1.9%					3,894,564

Net Assets 100%					$203,390,563

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	9

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.A.—Federal Housing Administration.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

T.C.R.S.—Transferable Custodial Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s Rating.
(e)	Pledged as initial margin for financial futures contracts.
(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(g)	Issuer in default on interest payments, non-income producing security.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden Municipal Series Fund

New York Series

Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at value (cost $184,111,697)	$199,495,999
Cash	59,157
Receivable for investments sold	20,365,311
Interest receivable	2,167,962
Receivable for Series shares sold	13,657
Other assets	5,656

Total assets	222,107,742

Liabilities

Payable for investments purchased	18,100,000
Payable for Series shares reacquired	160,526
Unrealized depreciation on interest rate swaps	129,814
Dividends payable	81,688
Management fee payable	80,400
Accrued expenses	76,185
Distribution fee payable	46,254
Due to broker—variation margin	31,982
Deferred trustees’ fees	10,330

Total liabilities	18,717,179

Net Assets	$203,390,563

Net assets were comprised of:
Shares of beneficial interest, at par	$169,616
Paid-in capital in excess of par	184,973,501

185,143,117
Overdistribution of net investment income	(58,345)
Accumulated net realized gain on investments	3,119,023
Net unrealized appreciation on investments	15,186,768

Net assets, February 29, 2004	$203,390,563

See Notes to Financial Statements.

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Class A

Net asset value and redemption price per share ($170,729,579 ÷ 14,239,343 shares of beneficial interest issued and outstanding)	$11.99
Maximum sales charge (3% of offering price)*	0.37

Maximum offering price to public	$12.36

Class B

Net asset value, offering price and redemption price per share ($26,440,377 ÷ 2,203,913 shares of beneficial interest issued and outstanding)	$12.00

Class C

Net asset value and redemption price per share ($3,451,767 ÷ 287,736 shares of beneficial interest issued and outstanding)	$12.00
Sales charge (1% of offering price)	0.12

Offering price to public	$12.12

Class Z

Net asset value, offering price and redemption price per share ($2,768,840 ÷ 230,627 shares of beneficial interest issued and outstanding)	$12.01

*	Effective March 15, 2004 the maximum sales charge was changed to 4.00% of offering price.

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	13

Statement of Operations

Six Months Ended February 29, 2004 (Unaudited)

Net Investment Income

Income
Interest	$4,717,769

Expenses
Management fee	513,877
Distribution fee—Class A	215,307
Distribution fee—Class B	68,210
Distribution fee—Class C	12,590
Custodian’s fees and expenses	53,000
Transfer agent’s fees and expenses	49,000
Reports to shareholders	27,000
Registration fees	16,000
Legal fees and expenses	13,000
Audit fee	7,000
Trustees’ fees	6,000
Miscellaneous	5,486

Total expenses	986,470

Net investment income	3,731,299

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	3,668,833
Financial futures transactions	8,952
Interest rate swaps	(10,467)
Options written	24,161

3,691,479

Net change in unrealized appreciation (depreciation) on:
Investments transactions	3,980,579
Financial futures contracts	(10,980)
Interest rate swaps	(129,814)

3,839,785

Net gain on investments	7,531,264

Net Increase In Net Assets Resulting From Operations	$11,262,563

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$3,731,299	$8,569,253
Net realized gain on investment transactions	3,691,479	5,287,032
Net change in unrealized appreciation (depreciation) on investments	3,839,785	(8,882,846)

Net increase in net assets resulting from operations	11,262,563	4,973,439

Dividends and distributions (Note 1):
Dividends from net investment income
Class A	(3,149,495)	(6,981,339)
Class B	(465,115)	(1,230,525)
Class C	(52,946)	(118,783)
Class Z	(51,992)	(116,951)

	(3,719,548)	(8,447,598)

Distributions from net realized gains
Class A	(5,006,915)	(1,825,242)
Class B	(788,775)	(364,257)
Class C	(95,966)	(37,637)
Class Z	(76,835)	(27,200)

	(5,968,491)	(2,254,336)

Series share transactions (net of share conversions) (Note 6):
Net proceeds from shares sold	4,704,249	12,827,321
Net asset value of shares issued in reinvestment of dividends and distributions	6,213,555	6,507,736
Cost of shares reacquired	(16,014,692)	(31,056,991)

Net decrease in net assets from Series share transactions	(5,096,888)	(11,721,934)

Total decrease	(3,522,364)	(17,450,429)

Net Assets

Beginning of period	206,912,927	224,363,356

End of period	$203,390,563	$206,912,927

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	15

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. These financial statements relate only to New York Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations in September 1984. The Series is diversified and its investment objective is to maximize current income that is exempt from New York State, New York City and federal income taxes consistent with the preservation of capital, and in conjunction therewith, the Series may invest in debt securities with the potential for capital gain. The Series seeks to achieve the objective by investing primarily in New York State, municipal and local government obligations and obligations of other qualifying issuers. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such

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day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgement of the subadviser, does not represent fair value, are valued at fair value in accordance with Board of Trustee’s approved fair valuation procedures.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an

Dryden Municipal Series Fund/New York Series	17

Notes to Financial Statements

(Unaudited) Cont’d

amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

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Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss) (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Dryden Municipal Series Fund/New York Series	19

Notes to Financial Statements

(Unaudited) Cont’d

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly, at an annual rate of ..50 of 1% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to a plan of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and up to 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% Class A and Class C shares, respectively.

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PIMS has advised the Series that it received approximately $11,300 and $1,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, for the six months ended February 29, 2004. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 29, 2004, it received approximately $35,000 and $1,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended February 29, 2004 the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding to facilitate capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 29, 2004, the Series incurred fees of approximately $32,400 for the services of PMFS. As of February 29, 2004, approximately $5,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $4,000 in total networking fees, of which the amount relating to the services of

Dryden Municipal Series Fund/New York Series	21

Notes to Financial Statements

(Unaudited) Cont’d

Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $3,200 for the six months ended February 29, 2004. As of February 29, 2004 approximately $600 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the six months ended February 29, 2004, aggregated $59,673,012 and $88,004,299, respectively.

During the six months ended February 29, 2004, the Series entered into financial futures contracts. Details of outstanding contracts at February 29, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at February 29, 2004	Value at Trade Date	Unrealized (Depreciation)
	Short Position:
100	U.S. Treasury 2 Yr Notes	Mar. 04	$21,564,063	$21,504,111	$(59,952)
27	U.S. Treasury 10 Yr Notes	Jun. 04	3,074,625	3,066,857	(7,768)

					$(67,720)

Transactions in options written during the six months ended February 29, 2004 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of August 31, 2003	—	$—
Options written	57	24,161
Options expired	(57)	(24,161)

Options outstanding as of February 29, 2004	—	$—

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During the six months ended February 29, 2004, the Series entered into interest rate swap agreements. Details of the swap agreements outstanding as of February 29, 2004 were as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.(a)	04/27/14	$8,400,000	3.571%	BMA Municipal Swap Index	$(86,639)
Morgan Stanley Capital Services, Inc.(a)	04/27/14	$5,900,000	3.491%	BMA Municipal Swap Index	(22,720)
Morgan Stanley Capital Services, Inc.(a)	05/27/14	$3,800,000	3.543%	BMA Municipal Swap Index	(20,455)

					$(129,814)

(a)	Portfolio pays the fixed rate and receives the floating rate.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and unrealized appreciation as of February 29, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$183,993,522	$16,698,496	$1,196,019	$15,502,477

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount for book and tax purposes.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum front-end sales charge of 4%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time shares are held. Prior to February 2, 2004, Class C shares were sold with a front-end sales charge of 1% and a CDSC of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven

Dryden Municipal Series Fund/New York Series	23

Notes to Financial Statements

(Unaudited) Cont’d

years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2004:
Shares sold	268,018	$3,217,669
Shares issued in reinvestment of dividends and distributions	442,743	5,256,359
Shares reacquired	(1,081,675)	(12,917,124)

Net increase (decrease) in shares outstanding before conversion	(370,914)	(4,443,096)
Shares issued upon conversion from Class B	192,340	2,298,379

Net increase (decrease) in shares outstanding	(178,574)	$(2,144,717)

Year ended August 31, 2003:
Shares sold	486,607	$5,923,412
Shares issued in reinvestment of dividends and distributions	441,595	5,342,907
Shares reacquired	(1,883,674)	(22,889,663)

Net increase (decrease) in shares outstanding before conversion	(955,472)	(11,623,344)
Shares issued upon conversion from Class B	480,744	5,928,403

Net increase (decrease) in shares outstanding	(474,728)	$(5,694,941)

Class B
Six months ended February 29, 2004:
Shares sold	70,879	$846,846
Shares issued in reinvestment of dividends and distributions	63,909	759,469
Shares reacquired	(212,498)	(2,549,933)

Net increase (decrease) in shares outstanding before conversion	(77,710)	(943,618)
Shares reacquired upon conversion into Class A	(192,179)	(2,298,379)

Net increase (decrease) in shares outstanding	(269,889)	$(3,241,997)

Year ended August 31, 2003:
Shares sold	369,021	$4,504,517
Shares issued in reinvestment of dividends and distributions	79,333	960,518
Shares reacquired	(425,816)	(5,178,267)

Net increase (decrease) in shares outstanding before conversion	22,538	286,768
Shares reacquired upon conversion into Class A	(480,355)	(5,928,403)

Net increase (decrease) in shares outstanding	(457,817)	$(5,641,635)

24	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended February 29, 2004:
Shares sold	15,445	$184,295
Shares issued in reinvestment of dividends and distributions	9,433	112,068
Shares reacquired	(13,382)	(159,715)

Net increase (decrease) in shares outstanding	11,496	$136,648

Year ended August 31, 2003:
Shares sold	66,803	$816,081
Shares issued in reinvestment of dividends and distributions	9,151	110,704
Shares reacquired	(82,174)	(1,001,598)

Net increase (decrease) in shares outstanding	(6,220)	$(74,813)

Class Z
Six months ended February 29, 2004:
Shares sold	38,284	$455,439
Shares issued in reinvestment of dividends and distributions	7,201	85,659
Shares reacquired	(32,604)	(387,920)

Net increase (decrease) in shares outstanding	12,881	$153,178

Year ended August 31, 2003:
Shares sold	129,684	$1,583,311
Shares issued in reinvestment of dividends and distributions	7,720	93,607
Shares reacquired	(163,487)	(1,987,463)

Net increase (decrease) in shares outstanding	(26,083)	$(310,545)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Municipal Series Fund/New York Series	25

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.90

Income from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.44

Total from investment operations	.66

Less Distributions
Dividends from net investment income	(.22)
Distributions from net realized gains	(.35)
Distributions in excess of net realized gains	—

Total distributions	(.57)

Net asset value, end of period	$11.99

Total Return(a):	5.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$170,730
Average net assets (000)	$173,192
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees (c)	.92	%(d)
Expenses, excluding distribution and service (12b-1) fees	.67	%(d)
Net investment income	3.67	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	32	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.38% to 4.39%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A

Year Ended August 31,

2003	2002(b)	2001	2000	1999

$12.22	$12.24	$11.60	$11.50	$12.30

.48	.53	.56	.58	.57
(.21)	.03	.64	.10	(.69)

.27	.56	1.20	.68	(.12)

(.47)	(.53)	(.56)	(.58)	(.57)
(.12)	(.05)	—	—	(.09)
—	—	—	—	(.02)

(.59)	(.58)	(.56)	(.58)	(.68)

$11.90	$12.22	$12.24	$11.60	$11.50

2.31%	4.76%	10.65%	6.17%	(1.07)%

$171,573	$182,062	$191,678	$182,602	$175,307
$179,559	$182,312	$189,204	$178,303	$181,951

.91%	.91%	.89%	.90%	.84%
.66%	.66%	.64%	.65%	.64%
3.94%	4.39%	4.77%	5.10%	4.76%

39%	23%	27%	32%	11%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	27

Financial Highlights

(Unaudited) Cont’d

	Class B

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.91

Income from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	.44

Total from investment operations	.64

Less Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(.35)
Distributions in excess of net realized gains	—

Total distributions	(.55)

Net asset value, end of period	$12.00

Total Return(a):	5.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,440
Average net assets (000)	$27,434
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.17	%(c)
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)
Net investment income	3.42	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.13% to 4.15%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

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Class B

Year Ended August 31,

2003	2002(b)	2001	2000	1999

$12.23	$12.24	$11.61	$11.50	$12.30

.45	.50	.53	.55	.54
(.21)	.04	.63	.11	(.69)

.24	.54	1.16	.66	(.15)

(.44)	(.50)	(.53)	(.55)	(.54)
(.12)	(.05)	—	—	(.09)
—	—	—	—	(.02)

(.56)	(.55)	(.53)	(.55)	(.65)

$11.91	$12.23	$12.24	$11.61	$11.50

2.05%	4.59%	10.28%	5.99%	(1.37)%

$29,456	$35,863	$38,829	$51,051	$76,929
$33,825	$35,927	$42,212	$59,879	$88,626

1.16%	1.16%	1.14%	1.15%	1.13%
.66%	.66%	.64%	.65%	.63%
3.69%	4.15%	4.53%	4.85%	4.45%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	29

Financial Highlights

(Unaudited) Cont’d

	Class C

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.91

Income from investment operations
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	.44

Total from investment operations	.63

Less Distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	(.35)
Distributions in excess of net realized gains	—

Total distributions	(.54)

Net asset value, end of period	$12.00

Total Return(a):	5.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,452
Average net assets (000)	$3,376
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees (d)	1.42	%(c)
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)
Net investment income	3.17	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 3.88% to 3.89%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.
(d)	The distributor of the Series has contractually agreed to litmit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of Class C Shares.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C

Year Ended August 31,

2003	2002(b)	2001	2000	1999

$12.23	$12.24	$11.61	$11.50	$12.30

.42	.47	.50	.52	.51
(.21)	.04	.63	.11	(.69)

.21	.51	1.13	.63	(.18)

(.41)	(.47)	(.50)	(.52)	(.51)
(.12)	(.05)	—	—	(.09)
—	—	—	—	(.02)

(.53)	(.52)	(.50)	(.52)	(.62)

$11.91	$12.23	$12.24	$11.61	$11.50

1.80%	4.34%	10.01%	5.73%	(1.62)%

$3,289	$3,455	$2,766	$1,884	$1,830
$3,503	$2,992	$2,171	$1,812	$1,566

1.41%	1.41%	1.39%	1.40%	1.39%
.66%	.66%	.64%	.65%	.64%
3.45%	3.89%	4.26%	4.60%	4.23%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	31

Financial Highlights

(Unaudited) Cont’d

	Class Z

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.92

Income from investment operations
Net investment income	.23
Net realized and unrealized gain (loss) on investments transactions	.44

Total from investment operations	.67

Less Distributions
Dividends from net investment income	(.23)
Distributions from net realized gains	(.35)
Distributions in excess of net realized gains	—

Total distributions	(.58)

Net asset value, end of period	$12.01

Total Return(a):	5.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,769
Average net assets (000)	$2,678
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.67	%(c)
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)
Net investment income	3.92	%(c)

(a)	Total return is cacluated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005. There was no effect of this change to the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z

Year Ended August 31,

2003	2002(b)	2001	2000	1999

$12.24	$12.25	$11.62	$11.51	$12.31

.52	.56	.59	.61	.60
(.21)	.04	.63	.11	(.69)

.31	.60	1.22	.72	(.09)

(.51)	(.56)	(.59)	(.61)	(.60)
(.12)	(.05)	—	—	(.09)
—	—	—	—	(.02)

(.63)	(.61)	(.59)	(.61)	(.71)

$11.92	$12.24	$12.25	$11.62	$11.51

2.56%	5.10%	10.82%	6.53%	(0.87)%

$2,595	$2,984	$1,775	$400	$464
$2,828	$2,385	$1,008	$330	$496

.66%	.66%	.64%	.65%	.63%
.66%	.66%	.64%	.65%	.63%
4.19%	4.62%	4.98%	5.35%	4.96%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	33

Supplemental Proxy Information

(Unaudited)

A special meeting of shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 12, 2003, November 7, 2003, November 21, 2003 and December 5, 2003. At such meetings the following proposal was submitted to shareholders for approval:

(5)	To approve amendments to the Company’s Declaration of Trust.

The results of the proxy solicitation on the preceding matter was:

Not approved.

34	Visit our website at www.jennisondryden.com

■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES

David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/New York Series
Share Class	A	B	C	Z

NASDAQ	PMNYX	PBNYX	PCNYX	PNYZX
CUSIP	262468812	262468796	262468788	262468770

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc. (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/New York Series
Share Class	A	B	C	Z

NASDAQ	PMNYX	PBNYX	PCNYX	PNYZX
CUSIP	262468812	262468796	262468788	262468770

MF122E2    IFS-A090101    Ed. 04/2004

Dryden Municipal Series Fund/

New York Money Market Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from New York State, New York City, and federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. A broadly diversified asset allocation strategy can help protect you against inflation and increase your chances of participating in economic growth. As part of such strategy, holding a cash reserve in a money market fund can help you meet short-term obligations or deal with emergencies without having to liquidate longer-term assets as what may be an inappropriate time.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/New York Money Market Series

Dryden Municipal Series Fund/New York Money Market Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/New York Money Market Series (the Series) is to provide the highest level of current income that is exempt from New York State, New York City, and federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the performance quoted. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

Series Facts as of 2/29/04
	7-Day Current Yield	Net Asset Value (NAV)	Taxable	Equivalent	Yield*	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
New York Money Market Series	0.31%	$1.00	0.46%	0.50%	0.51%	32 Days	$36

iMoneyNet, Inc. State Specific Retail New York Avg.**	0.33%	N/A	0.49%	0.53%	0.55%	37 Days	N/A

*	Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for state-specific retail money funds. This is the data of all funds in the iMoneyNet, Inc. State Specific Retail New York Average category as of February 23, 2004, the closest date to the end of our reporting period.

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State Specific Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Past performance is not indicative of future results. The graphs portray weekly 7-day current yields and weekly WAMs for the Dryden Municipal Series Fund/New York Money Market Series and the iMoneyNet, Inc. State Specific Retail New York Average every Monday from August 25, 2003 to February 23, 2004, the closest dates to the beginning and end of the Series’ reporting period. The data portrayed for the Series at the end of the reporting period in the graph may not match the data portrayed in the Fund Facts table as of February 29, 2004.

Dryden Municipal Series Fund/New York Money Market Series	3

This Page Intentionally Left Blank

Portfolio of Investments

FEBRUARY 29, 2004	SEMIANNUAL REPORT

Dryden Municipal Series Fund

New York Money Market Series

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Battery Park City Auth. Hsg. Rev., Ser. MT1, F.R.W.D.	VMIG1	0.95%	3/04/04	$2,820	$2,820,000
Ser. MT2, F.R.W.D.	VMIG1	0.95	3/04/04	7,360	7,360,000
Chemung Cnty. Ind. Dev. Agcy. Rev., Hathorn Redev. Proj., Ser. B, F.R.W.D., A.M.T.	VMIG1	0.95	3/04/04	4,000	4,000,000
Columbia Cnty. Ind. Dev. Agcy. Rev., Rual Mfg. Co. Inc. Proj., Ser. A, F.R.W.D., A.M.T.	A-1(d)	0.94	3/03/04	4,570	4,570,000
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Trinity Pawling Sch. Corp., F.R.W.D.	VMIG1	0.95	3/04/04	3,500	3,500,000
East Farmingdale Volunteer Fire Co. Inc. Rev., F.R.W.D.	A-1+(d)	0.94	3/04/04	5,650	5,650,000
East Rochester Hsg. Auth. Rev., Daniels Creek at Baytown, Ser. 01, F.R.W.D., A.M.T.	VMIG1	0.98	3/04/04	3,750	3,750,000
Erie Cnty. Ind. Dev. Agcy. Rev., Colad Group Inc., Ser. A, F.R.W.D., A.M.T.	A-1+(d)	0.96	3/03/04	555	555,000
Glens Falls Ind. Dev. Agcy. Rev., Namic Proj., F.R.W.D.	A-1(d)	0.94	3/03/04	1,210	1,210,000
Goshen NY Central Sch. Dist., G.O., Ser. A, F.G.I.C.	Aaa(e)	5.38	6/15/04	325	329,030
Hauppauge Union Free Sch. Dist., G.O., T.A.N.	NR	1.50	6/29/04	3,000	3,003,356
Jefferson Cnty. NY Ind. Dev. Agcy. Rev., Fisher Gauge Ltd. Fac., F.R.W.D., A.M.T.	A-1(d)	0.96	3/03/04	1,725	1,725,000
Metro. Trans. Auth. Rev., Ser. B	A2(e)	3.00	11/15/04	9,800	9,926,591
Metro. Trans. Auth., Commuter Fac. Rev., Ser. A52, F.R.W.D., F.G.I.C., M.E.R.L.O.T.	VMIG1	0.98	3/03/04	3,975	3,975,000
Ser. F, F.R.W.D., M.E.R.L.O.T.	VMIG1	0.98	3/03/04	1,000	1,000,000
Ser. H, F.R.W.D., F.S.A.	VMIG1	0.97	3/04/04	5,490	5,490,000

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Middletown City Sch. Dist., G.O., Ser. A, A.M.B.A.C.	Aaa(e)	4.63%	11/15/04	$350	$358,529
Monroe Cnty. Ind. Dev. Agy. Rev., Cmnty. Coll., Ser. 02A, F.R.W.D.	VMIG1	1.01	3/04/04	1,910	1,910,000
Jada Precision Proj., F.R.W.D., A.M.T.	A-1(d)	0.94	3/03/04	3,810	3,810,000
Mun. Secs. Trust Cert. Rev., Class A, Ser. 7000, F.R.W.D., A.M.B.A.C.	VMIG1	0.95	3/04/04	4,995	4,995,000
Class A, Ser. 2000-89, F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	400	400,000
Class A, Ser. 2001-109, F.R.D.D.	VMIG1	0.97	3/01/04	2,600	2,600,000
Nassau Cnty. Interm. Fin. Auth. Rev., Mun. Secs. Trust, SGA108, F.R.W.D.	A-1+(d)	0.95	3/03/04	7,500	7,500,000
Nassau Cnty., G.O., Ser. A, T.A.N.	MIG1	2.00	4/15/04	2,000	2,002,329
G.O., Ser. B, T.A.N.	MIG1	2.00	10/15/04	4,175	4,196,872
New York City Hsg. Dev. Corp. Multi-Fam. Rent Hsg. Rev., 100 Jane Str. Dev., Ser. A, F.R.W.D., F.N.M.A., A.M.T.	A-1+(d)	0.94	3/03/04	6,525	6,525,000
New York City Hsg. Dev. Corp. Multi-Fam. Rev., Atlantic Court Apts., Ser. A, F.R.W.D., A.M.T.	A-1+(d)	0.93	3/03/04	5,000	5,000,000
Mtge. 2 Gold St., Ser. A, F.R.W.D.	A-1(d)	0.93	3/03/04	20,000	20,000,000
New York City Ind. Dev. Agcy. Civic Fac. Rev., Hewitt Sch. Proj., F.R.W.D.	VMIG1	1.00	3/04/04	1,550	1,550,000
Vlge. Cmnty. Sch. Proj., F.R.W.D.	VMIG1	1.10	3/04/04	1,270	1,270,000
New York City Ind. Dev. Agcy. Rev., Ser. G, A.M.T., A.N.N.O.T.	Aa3(e)	1.20	11/1/04	1,260	1,260,000
New York City Ind. Dev., USA Wste. Svcs. NYC Proj., F.R.W.D., A.M.T.	A-1+(d)	0.97	3/04/04	3,000	3,000,000

See Notes to Financial Statements.

Dryden Municipal Fund Series/New York Money Market Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New York City Muni. Wtr., Ser. 6, T.E.C.P.	P-1	0.98%	6/10/04	$10,000		$10,000,000
New York City Transitional Fin. Auth. Rev., Cert. Ser. E, F.R.W.D.	VMIG1	0.97	3/04/04	4,970		4,970,000
Future Tax Secured, Ser. A, F.R.W.D.	VMIG1	0.91	3/03/04	1,715		1,715,000
NYC Recov., Ser. 1, Subser. 1-C, F.R.D.D.	VMIG1	0.97	3/01/04	400		400,000
Putters, Ser. 386, F.R.W.D.	VMIG1	0.99	3/04/04	2,500		2,500,000
Putters, Ser. 387, M.B.I.A., F.R.W.D.	VMIG1	0.97	3/04/04	5,000		5,000,000
New York City Tricultural, Res., M.S.T.R., Ser. SGA91, F.R.D.D.	A-1+(d)	0.97	3/01/04	6,385		6,385,000
New York City, G.O., Ser. B1	Aaa(e)	7.30	8/15/04	350	(f)	363,200
G.O., Ser. J, Subser. J-2, F.R.W.D.	VMIG1	0.93	3/03/04	2,100		2,100,000
New York St. Dorm. Auth. Lease Rev., Mun. Hlth. Facs. Impvt. Prog., Ser. 1, F.S.A.	Aaa(e)	5.00	1/15/05	450		465,018
New York St. Dorm. Auth. Rev., Cert. Ser. 310, F.R.W.D., M.B.I.A.	VMIG1	0.97	3/04/04	2,995		2,995,000
Cert. Ser. 341, F.R.W.D., M.B.I.A.	VMIG1	0.97	3/04/04	3,495		3,495,000
Mental Hlth. Svcs., Subser. D-2F, F.R.W.D.	A-1+(d)	0.94	3/04/04	8,000		8,000,000
Mental Hlth. Svcs., Subser. D-2H, F.R.W.D.	A1+(d)	0.91	3/04/04	2,500		2,500,000
Ser. 00G, F.R.W.D., M.E.R.L.O.T.	VMIG1	0.98	3/03/04	10,000		10,000,000
Ser. 00X, M.B.I.A., M.E.R.L.O.T. F.R.W.D.,	VMIG1	0.98	3/03/04	2,065		2,065,000
Ser. A30, F.R.W.D., A.M.B.A.C.	VMIG1	0.98	3/03/04	1,385		1,385,000
Ser. SGA 132, F.R.W.D.	A-1+(d)	0.95	3/03/04	1,805		1,805,000
Svc. Contract, Ser. A	AA-(d)(e)	4.50	4/01/04	3,040		3,049,128
New York St. Dorm. Auth., Mt. Sinai Sch. Med., Ser. 2000	P-1	1.00	3/05/04	1,000		1,000,000
New York St. Engy. Res. & Dev. Auth., Elec. Facs. Rev., Long Island Ltg. Co., Ser. A, F.R.W.D., A.M.T.	VMIG1	0.95	3/03/04	1,400		1,400,000
Ser. 85A, A.N.N.O.T.	A-1+(d)	1.10	3/15/04	1,500		1,500,000

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New York St. Environ. Fac. Corp., Clean Wtr. Drinking, Ser. 652, F.R.W.D.	A-1(d)	0.97%	3/04/04	$6,285		$6,285,000
New York St. Hsg. Fin. Agcy. Rev., Historic Front Str., Ser. A, F.R.W.D.	VMIG1	0.94	3/03/04	11,000		11,000,000
Talleyrand Cres., Ser. 99A, F.R.W.D., A.M.T.	VMIG1	0.96	3/03/04	5,000		5,000,000
New York St. Local Govt. Assist. Corp., Ser. SGA 59, F.R.D.D.	A-1+(d)	0.97	3/01/04	3,200		3,200,000
New York St. Mtge. Agcy. Rev., Ser. 33B, A.M.T., A.N.N.O.T.	VMIG1	1.13	4/02/04	6,000		6,000,000
Ser. A11, F.R.W.D., M.E.R.L.O.T.	VMIG1	0.98	3/03/04	1,325		1,325,000
New York St. Thrwy. Auth. Rev., Highway & Bridge Trust Fund, Ser. 368, F.R.W.D., F.G.I.C.	VMIG1	0.97	3/04/04	1,000		1,000,000
Mun. Trust, Ser. SGA 66, F.R.W.D.	A-1+(d)	0.95	3/03/04	7,855		7,855,000
Ser. A, B.A.N.	MIG1	1.13	3/25/04	3,000		3,000,000
Svcs. Contract Rev., Local Highway & Bridge, E.T.M.	A3(e)	5.30	4/01/04	70	(f)	70,245
Svcs. Contract Rev., Local Highway & Bridge	A3(e)	5.30	4/01/04	930		933,257
Svcs. Contract Rev., Local Highway & Bridge	A3(e)	5.50	4/01/04	2,065		2,072,557
New York St. Urban Dev. Corp. Rev., Personal Income Tax, Ser. D	A1(e)	4.50	12/15/04	2,000		2,053,020
Ser. A25, F.R.W.D., F.G.I.C., T.C.R.S., M.E.R.L.O.T.	VMIG1	0.98	3/03/04	6,375		6,375,000
New York St., Trust Rcpts., Ser. 17, F.R.W.D.	VMIG1	0.94	3/04/04	6,600		6,600,000
Oneida Indian Nation, F.R.W.D.	VMIG1	0.92	3/03/04	5,300		5,300,000
Pelham Union Free Sch. Dist., G.O., T.A.N.	NR	1.50	6/24/04	2,000		2,002,140
Pittsford Cent. Sch. Dist., G.O., B.A.N.	NR	2.00	12/17/04	5,929		5,967,629

See Notes to Financial Statements.

Dryden Municipal Fund Series/New York Money Market Series	9

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Port Auth. New York & New Jersey, Ser. 4, F.R.D.D., A.M.T.	VMIG1	1.02%	3/01/04	$2,300	$2,300,000
Ser. 93-1, F.R.W.D.	NR	0.94	3/04/04	12,000	12,000,000
Versatile Structure Oblig., Ser. 6, F.R.D.D., A.M.T.	VMIG1	1.02	3/01/04	500	500,000
Power Authority New York, Ser. 1, T.E.C.P.	P-1	0.95	3/05/04	5,800	5,800,000
Ser. 1, T.E.C.P.	P-1	0.95	3/08/04	6,000	6,000,000
Ser. 1, T.E.C.P.	P-1	0.95	3/09/04	6,000	6,000,000
Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev., Ser. 771, M.B.I.A., A.N.N.M.T.	VMIG1	1.00	6/17/04	9,015	9,015,000
Ramapo Hsg. Auth. Rev., Fountainview Proj., Ser. 98, F.R.W.D., A.M.T.	VMIG1	1.04	3/04/04	10,985	10,985,000
Rockland Cnty. Ind. Dev. Agcy., Asstd. Living Northern River, Ser. 99, F.R.W.D.	VMIG1	1.04	3/04/04	4,980	4,980,000
Northern Manor Multicare, Ser. 02, F.R.W.D.	VMIG1	1.04	3/04/04	2,610	2,610,000
Syracuse Ind. Dev. Agcy., Civic Fac. Rev., Crouse Hlth. Hosp., Inc. Proj., F.R.W.D.	VMIG1	1.00	3/03/04	4,200	4,200,000
Triborough Bridge & Tunnel Auth. Rev., Ser. A, F.R.W.D.	VMIG1	0.91	3/03/04	11,800	11,800,000
Ulster Cnty., B.A.N.	SP-1+(d)	1.75	6/11/04	6,500	6,513,441
Unadilla Etc. Central Sch. Dist., No. 002, G.O., F.G.I.C.	Aaa(e)	4.50	6/15/04	400	403,969
Westchester Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Masters School, F.R.W.D.	VMIG1	1.00	3/04/04	3,110	3,110,000

Total Investments 98.1% (cost $360,590,311(c))					360,590,311
Other assets in excess of liabilities 1.9%					7,109,893

Net Assets 100%					$367,700,204

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

A.N.N.M.T.—Annual Mandatory Tender.

A.N.N.O.T.—Annual Optional Tender.

B.A.N.—Bond Anticipation Note.

E.T.M.—Escrow to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.R.W.D.—Floating Rate (Weekly) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

M.E.R.L.O.T.—Municipal Exempt Receipt—Liquid Optional Tender.

T.A.N.—Tax Anticipation Note.

T.C.R.S.—Transferable Custodial Receipts.

T.E.C.P.—Tax Exempt Commercial Paper.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(d)	Standard & Poor’s Rating.
(e)	Long-term ratings.
(f)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden Municipal Fund Series/New York Money Market Series	11

Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at amortized cost which approximates market value	$360,590,311
Cash	85,622
Receivable for Series shares sold	5,522,114
Receivable for investments sold	5,000,128
Interest receivable	959,493
Prepaid assets	7,440

Total assets	372,165,108

Liabilities

Payable for Series shares reacquired	4,169,095
Management fee payable	144,999
Accrued expenses	90,692
Distribution fee payable	36,250
Dividends payable	12,419
Deferred trustees’ fees	11,449

Total liabilities	4,464,904

Net Assets	$367,700,204

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$3,677,002
Paid-in capital in excess of par	364,023,202

Net assets, February 29, 2004	$367,700,204

Net asset value, offering price and redemption price per share ($367,700,204 ÷ 367,700,204 shares of beneficial interest issued and outstanding; unlimited number of shares authorized)	$1.00

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Statement of Operations

Six Months Ended February 29, 2004

Net Investment Income

Income
Interest	$1,960,119

Expenses
Management fee	923,349
Distribution fee	230,837
Custodian’s fees and expenses	53,000
Transfer agent’s fees and expenses	37,000
Reports to shareholders	25,000
Registration fees	19,000
Legal fees and expenses	18,000
Trustees’ fees	7,000
Audit fee	6,000
Miscellaneous	5,854

Total expenses	1,325,040

Net investment income	635,079

Net realized gain on investments	288,001

Net Increase In Net Assets Resulting From Operations	$923,080

See Notes to Financial Statements.

Dryden Municipal Fund Series/New York Money Market Series	13

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment gain	$635,079	$2,642,671
Net realized gain on investment transactions	288,001	228,880

Net increase in net assets resulting from operations	923,080	2,871,551

Dividends and distributions paid to shareholders (Note 1)	(923,080)	(2,871,551)

Series share transactions (at $1 per share)
Net proceeds from shares sold	519,761,218	1,186,257,467
Net asset value of shares issued in reinvestment of dividends and distributions	894,983	2,823,122
Cost of shares reacquired	(544,967,977)	(1,268,848,822)

Net decrease in net assets from Series share transactions	(24,311,776)	(79,768,233)

Total decrease	(24,311,776)	(79,768,233)

Net Assets

Beginning of period	392,011,980	471,780,213

End of period	$367,700,204	$392,011,980

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. These financial statements relate only to New York Money Market Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations in April 1985.

The Series is diversified and seeks to achieve its investment objective of providing the highest level of income that is exempt from New York State, New York City and federal income taxes with a minimum of risk by investing in “investment grade” tax-exempt securities having a maturity of 13 months or less whose ratings are within the two highest ratings categories by two nationally recognized statistical rating organizations, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. The Series amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Dryden Municipal Fund Series/New York Money Market Series	15

Notes to Financial Statements

(Unaudited) Cont’d

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax-paying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. (“PIM” or “Subadviser”), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ shares, pursuant to a plan of distribution, regardless of expenses actually incurred by it. The Series pays PIMS for distributing and servicing the Series’ shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series’ average daily net assets. The distribution fee is accrued daily and payable monthly.

16	Visit our website at www.jennisondryden.com

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 29, 2004, the Series incurred fees of approximately $31,900 for the services of PMFS. As of February 29, 2004, approximately $5,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Capital

The Series offers Class A shares. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding.

Note 5. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Municipal Fund Series/New York Money Market Series	17

Financial Highlights

(Unaudited)

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00
Net investment income and net realized gains	—	(b)
Dividends and distributions to shareholders	—	(b)

Net asset value, end of period	$1.00

Total Return(a):	0.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$367,700
Average net assets (000)	$371,369
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.72	%(c)
Expenses, excluding distribution and service (12b-1) fees	.59	%(c)
Net investment income	.34	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Annualized.

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Year Ended August 31,

2003	2002	2001	2000	1999

$1.00	$1.00	$1.00	$1.00	$1.00
.01	.01	.03	.03	.02
(.01)	(.01)	(.03)	(.03)	(.02)

$1.00	$1.00	$1.00	$1.00	$1.00

.64%	1.13%	2.91%	3.18%	2.49%

$392,012	$471,780	$449,606	$361,875	$358,556
$444,015	$449,597	$403,930	$369,017	$375,650

.71%	.69%	.70%	.70%	.70%
.58%	.57%	.58%	.57%	.57%
.60%	1.04%	2.80%	3.15%	2.46%

See Notes to Financial Statements.

Dryden Municipal Fund Series/New York Money Market Series	19

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 10, 2003, November 7, 2003, November 21, 2003, December 5, 2003 and January 6, 2004. At such meetings the following proposals were submitted to shareholders for approval:

2)	To permit the manager to enter into, or make material changes to, subadvisory agreements without shareholder approval.

Not approved

4a)	To approve changes to fundamental investments restrictions or policies, relating to: fund diversification.

Not approved

4b)	To approve changes to fundamental investments restrictions or policies, relating to: issuing senior securities, borrowing money or pledging assets.

Not approved

4c)	To approve changes to fundamental investments restrictions or policies, relating to: buying and selling real estate

Not approved

4d)	To approve changes to fundamental investments restrictions or policies, relating to: buying and selling commodities and commodity contracts.

Not approved

4e)	To approve changes to fundamental investments restrictions or policies, relating to: making loans.

Not approved

4f)	To approve changes to fundamental investments restrictions or policies, relating to: other investment restriction, including investing in securities of other investment companies.

Not approved

5)	To approve amendments to the Fund's Declaration of Trust.

Not approved

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President •Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary •Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/New York Money Market Series
NASDAQ	PBNXX

CUSIP	262468838

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc. (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/New York Money Market Series
NASDAQ	PBNXX

CUSIP	262468838

MF127E2    IFS-A090102    Ed. 04/2004

Dryden Municipal Series Fund/Pennsylvania Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from the Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. A broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/Pennsylvania Series

Dryden Municipal Series Fund/Pennsylvania Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/Pennsylvania Series (the Series) is to maximize current income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852.

Cumulative Total Returns[1] as of 2/29/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	6.43%	6.12%	28.82%	69.99% (69.67)	144.59% (143.65)

Class B	6.29	5.75	27.10	64.46 (64.14)	177.00 (169.55)

Class C	6.16	5.49	25.51	N/A	63.87 (63.55)

Lehman Brothers Municipal Bond Index[3]	6.52	6.30	34.50	86.00	***

Lipper PA Muni Debt Funds Avg.[4]	6.14	5.79	26.72	68.64	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		1.05%	4.21%	5.37% (5.35)	6.15% (6.12)

Class B		0.11	4.64	5.45 (5.43)	6.13 (5.95)

Class C		3.75	4.54	N/A	5.16 (5.14)

Lehman Brothers Municipal Bond Index[3]		5.86	6.00	6.81	***

Lipper PA Muni Debt Funds Avg.[4]		5.24	4.71	5.78	****

Distributions and Yields[1] as of 2/29/04
			Taxable Equivalent 30-Day Yield[5] at Tax Rates of
	Total Distributions Paid for Six Months	30-Day SEC Yield	33%	35%
Class A	$0.19	2.47%	3.80%	3.92%

Class B	$0.17	2.30	3.54	3.65

Class C	$0.16	2.05	3.16	3.25

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively,

2	Visit our website at www.jennisondryden.com

the returns for these classes would have been lower. During the period ended February 29, 2004, the Series charged a maximum front-end sales charge of 3% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 4.00%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the period ended February 29, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain up to 1%. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower, as indicated in parentheses. 2Inception dates: Class A, 1/22/90; Class B, 4/3/87; and Class C, 8/1/94. 3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. Investors cannot invest directly in an index. 4The Lipper Pennsylvania (PA) Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper PA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in Pennsylvania. 5Taxable equivalent yields reflect federal and applicable state tax rates. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/29/04 are 170.67% for Class A, 225.84% for Class B, and 88.34% for Class C. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/04 are 7.26% for Class A, 7.17% for Class B, and 6.73% for Class C. ****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/04 are 149.54% for Class A, 192.38% for Class B, and 72.04% for Class C. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/04 are 6.62% for Class A, 6.47% for Class B, and 5.70% for Class C.

Five Largest Issuers expressed as a percentage of net assets as of 2/29/04
Schuylkill Cnty. Pennsylvania IDA Northeastern Pwr.	7.1%

Pennsylvania State	6.2

Allegheny County Pennsylvania San. Auth. Swr.	5.4

Pennsylvania State IDA EDA	4.9

Central Bucks Pennsylvania Sch. Dist.	4.0

Issuers are subject to change.

Dryden Municipal Series Fund/Pennsylvania Series	3

Portfolio Composition expressed as a percentage of net assets as of 2/29/04
General Obligation	28.2%

Corporate-Backed IDB & PCR	15.7

Healthcare	11.4

Water & Sewer	9.9

Education	8.5

Transportation	7.2

Prerefunded	5.4

Other Muni	4.9

Other	3.4

Lease-Backed Certificate of Participation	2.9

Solid Waste/Resource Recovery	1.4

Special Tax/Assessment District	0.7

Housing	0.6

Cash & Equivalents	–0.2

Portfolio composition is subject to change.

Credit Quality expressed as a percentage of net assets as of 2/29/04
Aaa	60.0%

Aa	13.2

A	11.9

Baa	9.4

NR	5.7

Cash & Equivalents	–0.2

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

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Portfolio of Investments

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden Municipal Series Fund

Pennsylvania Series

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note1)

LONG-TERM INVESTMENTS 88.1%

Municipal Bonds

Allegheny Cnty. Hosp. Dev. Auth. Rev., Allegheny Gen. Hosp. Proj., Ser. A, M.B.I.A.	Aaa	6.25%	9/01/20	$1,750	(c)	$2,022,597
Allegheny Cnty. Ind. Dev. Auth. Rev., USX Proj., Ser. A	Baa1	6.70	12/01/20	1,500		1,547,940
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A.	Aaa	5.375	12/01/17	2,000		2,268,280
M.B.I.A.	Aaa	5.50	12/01/20	2,500		2,833,050
M.B.I.A.	Aaa	5.50	12/01/30	3,000		3,314,310
Allentown Area Hosp. Auth. Rev., Sacred Heart Hosp. of Allentown, Ser. B	Baa3	6.75	11/15/15	890	(c)	897,209
Armstrong Cnty., G.O., M.B.I.A.	AAA(d)	5.40	6/01/31	2,000		2,144,080
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250		1,489,938
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080		1,229,494
Butler Cnty., G.O., F.G.I.C.	Aaa	5.25	7/15/22	1,000		1,096,130
Canon McMillan Sch. Dist., Ser. B, F.G.I.C.	Aaa	5.50	12/01/29	3,000	(f)	3,313,080
Central Bucks Sch. Dist., G.O.,
M.B.I.A.	Aaa	5.00	5/15/15	3,600		4,022,100
M.B.I.A.	Aaa	5.00	5/15/16	2,000		2,219,520
Dauphin Cnty., G.O., Ser. 2, A.M.B.A.C.	Aaa	5.50	11/15/15	1,295		1,474,772
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj.	A-(d)	6.25	4/01/30	1,000		1,056,860
Delaware Cnty. Ind. Dev. Auth. Rev.,
Res. Recov. Facs., Ser. A	Baa3	6.00	1/01/09	500		545,365
Res. Recov. Facs., Ser. A	Baa3	6.10	7/01/13	2,500		2,699,825
Delaware River Port Auth. PA & NJ Rev.,
F.G.I.C.	Aaa	5.40	1/01/16	2,750		2,979,845
Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000		1,134,690
Easton Area Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	3/15/15	2,360		2,632,533

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	Aaa	5.00%	9/01/26	$1,000		$1,056,570
Greater Johnstown Sch. Dist., G.O., Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	1,250		1,433,475
Greencastle Antrim Sch. Dist., Rev., M.B.I.A., C.A.B.S., Ser. B	Aaa	Zero	1/01/12	1,000		761,130
Hazleton Hlth. Svcs. Auth. Hosp. Rev., Hazleton Gen. Hosp.	Ba2	5.625	7/01/17	1,000		885,860
Kennett Cons. Sch. Dist., G.O., Ser. A, F.G.I.C.	Aaa	5.50	2/15/16	1,035		1,186,793
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A-(d)	5.50	3/15/26	1,500		1,554,045
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	1,650		1,713,558
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa1	6.00	11/15/35	1,000		1,035,250
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Ctr.	BBB+(d)	6.00	1/01/43	750		787,050
Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	2,895		3,264,547
Mount Pleasant Bus. Dist. Auth. Hosp. Rev., Frick Hosp.	BBB(d)	5.75	12/01/27	1,000		981,610
Northampton Cnty. Gen. Purp. Auth. Rev., F.S.A.	Aaa	5.75	10/01/18	3,910	(c)	4,719,174
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195		2,686,307
Northumberland Cnty. Ind. Dev. Auth. Rev., Roaring Creek Wtr., A.M.T.	AA-(d)	6.375	10/15/23	1,000		1,023,910
Owen J. Roberts Sch. Dist., G.O., F.S.A.	Aaa	5.50	8/15/19	1,520		1,726,325
Penn Hills Twnshp., G.O., Ser. A, A.M.B.A.C.	Aaa	Zero	6/01/10	1,535		1,277,765
Pennridge Sch. Dist., G.O., M.B.I.A.	Aaa	5.125	2/15/19	1,610		1,773,496
Pennsylvania Econ. Dev. Auth., Wste. Wtr. Treatment Rev., Sun Co., R & M Proj., Ser. A, A.M.T.	Baa2	7.60	12/01/24	2,000		2,119,780

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Pennsylvania Econ. Dev. Fin. Auth., Exempt Facs. Rev., Amtrak Proj., Ser. A, A.M.T.	A3	6.25%	11/01/31	$2,000		$2,032,500
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
Drexel Univ.	A2	6.00	5/01/29	2,500		2,708,500
Philadelphia Univ.	AA(d)	6.10	6/01/30	195		220,939
Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	2,265		2,415,735
Thomas Jefferson Univ.	A1	5.50	1/01/17	1,000		1,117,080
Ursinus Coll., Ser. A	A-(d)	5.90	1/01/27	1,925	(c)	2,191,016
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa	5.50	7/01/17	4,000		4,585,560
A.M.B.A.C.	Aaa	5.50	7/01/20	2,750		3,112,120
Pennsylvania St. Tpke. Comn. Oil Franchise Tax Rev.,
Ser. A, A.M.B.A.C.	Aaa	5.25	12/01/18	1,065		1,185,781
Ser. A, A.M.B.A.C., E.T.M.	Aaa	5.25	12/01/18	1,435	(c)	1,628,266
Pennsylvania St. Tpke. Comn. Tpke. Rev., Rfdg., Ser. S	Aa3	5.50	6/01/15	1,000		1,141,190
Pennsylvania St., G.O., Ser. 2	Aa2	5.00	8/01/17	4,000		4,360,120
Philadelphia Auth. Ind. Dev. Arpt., Rev., A.M.T.	NR	5.50	1/01/24	2,500		2,018,475
Philadelphia Auth. Ind. Dev. Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,000		2,281,460
Philadelphia Gas Wks. Rev., 16th Ser., F.S.A.	Aaa	5.25	7/01/07	4,000		4,458,280
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys.	Ca	7.25	7/01/18	1,807	(e)	18
Philadelphia Mun. Auth. Rev., Lease, Ser. A, F.S.A.	Aaa	5.25	5/15/13	4,000		4,603,320
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625	9/01/19	2,500		2,844,675
Philadelphia, G.O., F.G.I.C.	Aaa	5.125	5/15/14	1,800		2,013,228
Pittsburgh Urban Redev. Auth., Mtge. Rev., Ser. A, A.M.T.	Aa1	6.25	10/01/28	820		865,740
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50	9/01/13	4,000		4,998,440

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Puerto Rico Comnwlth.,
Pub. Impvt. Rfdg., M.B.I.A.	Aaa	7.00%	7/01/10	$720	$905,594
Rites, PA 625, A.M.B.A.C.	NR	12.98(b)	7/01/10	2,015	3,053,813
Rites, PA 642A, M.B.I.A.	NR	10.50(b)	7/01/10	1,500	2,068,620
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T.	BBB(d)	5.10	10/01/19	2,000	2,159,620
Springfield Sch. Dist., Delaware Cnty., G.O., F.S.A.	Aaa	5.50	3/15/17	2,450	2,801,942
Union Cnty. Higher Ed. Facs. Fin. Auth. Univ. Rev., Bucknell Univ., Ser. A	Aa3	5.25	4/01/20	1,080	1,195,052
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S.	Aaa	Zero	11/01/12	1,035	762,516
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/01/22	1,000	1,080,250
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400	2,651,040
Westmoreland Cnty. Ind. Rev. Gtd., Valley Landfill Proj., A.M.T.	BBB(d)	5.10	5/01/18	1,000	1,080,380

Total long-term investments (cost $131,077,834)					139,449,533

SHORT-TERM INVESTMENTS 11.0%

Allegheny Cnty. Hosp. Dev. Auth. Rev., Presbyterian Univ. Hosp., Ser. B1, F.R.W.D.	VMIG1	0.98	3/04/04	1,065	1,065,000
Geisinger Auth. Hlth. Sys., Geisinger Hlth. Sys., F.R.D.D.	VMIG1	0.98	3/01/04	2,500	2,500,000
Mun. Secs. Trust Certs., G.O., Ser. 2000-110, Class A, F.R.D.D.	A-1(d)	1.00	3/01/04	650	650,000
Pennsylvania St. Higher Edl. Facs. Auth. Rev., Carnegie Mellon Univ., Ser. B, F.R.D.D	A-1+(d)	0.98	3/01/04	700	700,000
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Children’s Hosp. Proj., Ser. A, F.R.D.D.	VMIG1	0.98	3/01/04	1,200	1,200,000

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	9

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Schuylkill Cnty. Ind. Dev. Auth. Res. Recov. Rev.,
Northeastern Pwr. Co., Ser. A, F.R.D.D.	A-1+(d)	0.98%	3/01/04	$8,680	$8,680,000
Northeastern Pwr., Ser. B, A.M.T., F.R.D.D.	A-1+(d)	1.08	3/01/04	2,600	2,600,000

Total short-term investments (cost $17,395,000)					17,395,000

Total Investments 99.1% (cost $148,472,834; Note 5)					156,844,533
Other assets in excess of liabilities 0.9%					1,366,377

Net Assets 100%					$158,210,910

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note (g).

F.R.W.D.—Floating Rate (Weekly) Demand Note (g).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s Rating.
(e)	Issuer in default on interest payments. Non-income producing security.
(f)	Partial principal amount pledged as collateral for financial futures contracts.
(g)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden Municipal Series Fund

Pennsylvania Series

Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at value (cost $148,472,834)	$156,844,533
Interest receivable	1,963,337
Receivable for Series shares sold	39,933
Prepaid expenses	4,338

Total assets	158,852,141

Liabilities

Payable for Series shares reacquired	207,813
Unrealized depreciation on interest rate swaps	139,713
Accrued expenses	66,985
Management fee payable	62,518
Dividends payable	59,988
Distribution fee payable	38,824
Payable to custodian	28,188
Due to broker-variation margin	27,275
Deferred trustees’ fees	9,927

Total liabilities	641,231

Net Assets	$158,210,910

Net assets were comprised of:
Shares of beneficial interest, at par	$151,888
Paid-in capital in excess of par	149,137,875

149,289,763
Accumulated net investment loss	102,847
Accumulated net realized gain on investments	640,088
Net unrealized appreciation on investments	8,178,212

Net assets, February 29, 2004	$158,210,910

See Notes to Financial Statements

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Class A

Net asset value and redemption price per share
($121,149,859 ÷ 11,629,972 shares of beneficial interest issued and outstanding)	$10.42
Maximum sales charge (3% of offering price)*	0.32

Maximum offering price to public	$10.74

Class B

Net asset value, offering price and redemption price per share ($35,744,951 ÷ 3,432,495 shares of beneficial interest issued and outstanding)	$10.41

Class C

Net asset value, offering price and redemption price per share ($1,316,100 ÷ 126,378 shares of beneficial interest issued and outstanding)	$10.41

*	Effective March 15, 2004 the maximum sales charge was changed to 4% of offering price.

See Notes to Financial Statements

Dryden Municipal Series Fund/Pennsylvania Series	13

Statement of Operations

Six Months Ended February 29, 2004 (Unaudited)

Net Investment Income

Income
Interest	$3,620,908

Expenses
Management fee	395,247
Distribution fee—Class A	151,359
Distribution fee—Class B	89,548
Distribution fee—Class C	4,472
Custodian’s fees and expenses	54,000
Transfer agent’s fees and expenses	41,000
Reports to shareholders	35,000
Registration fees	17,000
Legal fees and expenses	12,000
Audit fee	11,000
Trustees’ fees	6,000
Miscellaneous	4,062

Total expenses	820,688
Less: Custodian fee credit (Note 1)	(176)

Net expenses	820,512

Net investment income	2,800,396

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	1,321,357
Financial futures transactions	(85,299)
Interest rate swaps	(9,158)
Options written	19,075

1,245,975

Net change in unrealized appreciation (depreciation) on:
Investments	5,944,272
Financial futures contracts	(5,726)
Interest rate swaps	(139,713)

5,798,833

Net gain on investments	7,044,808

Net Increase In Net Assets Resulting From Operations	$9,845,204

See Notes to Financial Statements

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$2,800,396	$6,669,997
Net realized gain on investment transactions	1,245,975	5,168,558
Net change in unrealized appreciation (depreciation) on investments	5,798,833	(7,711,472)

Net increase in net assets resulting from operations	9,845,204	4,127,083

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(2,339,158)	(5,085,982)
Class B	(647,256)	(1,482,488)
Class C	(19,851)	(39,632)

	(3,006,265)	(6,608,102)

Distributions from net realized gains
Class A	(4,490,929)	(259,633)
Class B	(1,333,635)	(83,960)
Class C	(42,249)	(2,175)

	(5,866,813)	(345,768)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,280,906	13,641,605
Net asset value of shares issued in reinvestment of dividends and distributions	5,511,651	3,912,676
Cost of shares reacquired	(13,037,488)	(23,269,103)

Net decrease in net assets from Series share transactions	(2,244,931)	(5,714,822)

Total decrease	(1,272,805)	(8,541,609)

Net Assets

Beginning of period	159,483,715	168,025,324

End of period(a)	$158,210,910	$159,483,715

(a) Includes undistributed net investment income of:	$102,847	$308,716

See Notes to Financial Statements

Dryden Municipal Series Fund/Pennsylvania Series	15

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. These financial statements relate only to Pennsylvania Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each are invested in separate, independently managed portfolios. The Series commenced investment operations on April 3, 1987. The Series’ investment objective is to maximize current income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital. This means the Series invests at least 80% of the Series’ investments in Pennsylvania state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuer (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is tax exempt from those taxes. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series, in the preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if

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there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustee’s approved fair valuation procedures.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an

Dryden Municipal Series Fund/Pennsylvania Series	17

amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations. Interest rate swaps were conceived as asset /liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

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Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dryden Municipal Series Fund/Pennsylvania Series	19

Estimates: The preparation of the financial Statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensated PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and up to 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A shares and Class C shares, respectively.

PIMS has advised the Series that they have received approximately $24,500 and $1,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively during the six months ended February 29, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Series that for the six months ended February 29, 2004, they received approximately $19,900 and $0 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended February 29, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 29, 2004, the Series incurred fees of approximately $31,000 for the services of PMFS. As of February 29, 2004, approximately $5,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $2,100 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $2,000 for the six months ended February 29, 2004. As of February 29, 2004, approximately $800 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Dryden Municipal Series Fund/Pennsylvania Series	21

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2004, were $31,642,624 and $48,562,581 respectively.

During the six months ended February 29, 2004, the Series entered into financial futures contracts. Details of outstanding contracts at period end are as follows:

Number of Contracts	Type	Expiration Date	Value at February 29, 2004	Value at Trade Date	Unrealized Depreciation
	Short Positions:
76	2 yr. T-Note	March 2004	$(16,388,688)	$(16,343,370)	$(45,318)
27	10 yr. T-Note	June 2004	(3,074,625)	(3,066,169)	(8,456)

					$(53,774)

Transactions in options written during the six months ended February 29, 2004 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of August 31, 2003	—	$—
Options written	45	19,075
Options expired	(45)	(19,075)

Options outstanding as of February 29, 2004	—	$—

The Series entered into interest rate swap agreements during the six months ended February 29, 2004. The Series paid a transaction fee for entering into the agreements. Details of the swap agreements outstanding as of February 29, 2004, were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized (Depreciation)
Morgan Stanley & Co. Inc.(a)	4/27/2014	$10,300	3.57%	BMA* LIBOR	$(106,236)
Morgan Stanley & Co. Inc.(a)	4/27/2014	4,500	3.49%	BMA* LIBOR	(17,329)
Morgan Stanley & Co. Inc.(a)	5/27/2014	3,000	3.54%	BMA* LIBOR	(16,148)

					$(139,713)

(a)	Fund pays the fixed rate and receives the floating rate.
*	Bond Market Association™

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Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 29, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$148,434,441	$10,672,301	$2,262,209	$8,410,092

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount for book and tax purposes.

Note 6. Capital

The Series offers Class A, Class B and Class C. Class A shares are sold with a front-end sales charge of up to 3%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum initial sales charge of 4%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Dryden Municipal Series Fund/Pennsylvania Series	23

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2004:
Shares sold	366,027	$3,808,782
Shares issued in reinvestment of dividends and distributions	413,562	4,255,182
Shares reacquired	(1,070,987)	(11,117,175)

Net increase (decrease) in shares outstanding before conversion	(291,398)	(3,053,211)
Shares issued upon conversion from Class B	162,720	1,693,374

Net increase (decrease) in shares outstanding	(128,678)	$(1,359,837)

Year ended August 31, 2003:
Shares sold	577,472	$6,114,262
Shares issued in reinvestment of dividends and distributions	289,529	3,046,813
Shares reacquired	(1,672,133)	(17,646,674)

Net increase (decrease) in shares outstanding before conversion	(805,132)	(8,485,599)
Shares issued upon conversion from Class B	568,514	6,059,699

Net increase (decrease) in shares outstanding	(236,618)	$(2,425,900)

Class B
Six months ended February 29, 2004:
Shares sold	121,639	$1,272,360
Shares issued in reinvestment of dividends and distributions	118,077	1,214,284
Shares reacquired	(180,652)	(1,879,763)

Net increase (decrease) in shares outstanding before conversion	59,064	606,881
Shares issued upon conversion into Class A	(162,720)	(1,693,374)

Net increase (decrease) in shares outstanding	(103,656)	$(1,086,493)

Year ended August 31, 2003:
Shares sold	659,795	$6,960,180
Shares issued in reinvestment of dividends and distributions	79,835	839,644
Shares reacquired	(493,507)	(5,191,759)

Net increase (decrease) in shares outstanding before conversion	246,123	2,608,065
Shares issued upon conversion into Class A	(568,938)	(6,059,699)

Net increase (decrease) in shares outstanding	(322,815)	$(3,451,634)

Class C
Six months ended February 29, 2004:
Shares sold	19,423	$199,764
Shares issued in reinvestment of dividends and distributions	4,100	42,185
Shares reacquired	(3,926)	(40,550)

Net increase (decrease) in shares outstanding	19,597	$201,399

Year ended August 31, 2003:
Shares sold	53,483	$567,163
Shares issued in reinvestment of dividends and distributions	2,492	26,219
Shares reacquired	(40,576)	(430,670)

Net increase (decrease) in shares outstanding	15,399	$162,712

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Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Municipal Series Fund/Pennsylvania Series	25

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Financial Highlights

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden Municipal Series Fund

Pennsylvania Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.36

Income from investment operations
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	.46

Total from investment operations	.65

Less Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(.39)

Total distributions	(.59)

Net asset value, end of period	$10.42

Total Investment Return(a):	6.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$121,150
Average net assets (000)	$121,753
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.98	%(e)
Expenses, excluding distribution and service (12b-1) fees	.73	%(e)
Net investment income	3.60	%(e)
For Class A, B, and C shares:
Portfolio turnover rate	22	%(f)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.70% to 4.73%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A

Year Ended August 31,

2003	2002(d)	2001	2000	1999

$10.54	$10.52	$10.05	$10.13	$10.92

.43	.49	.51	.53	.53
(.16)	.02	.47	(.05)	(.67)

.27	.51	.98	.48	(.14)

(.43)	(.49)	(.51)	(.53)	(.53)
(.02)	—	— (b)	(.03)	(.12)

(.45)	(.49)	(.51)	(.56)	(.65)

$10.36	$10.54	$10.52	$10.05	$10.13

2.57%	5.03%	10.07%	4.98%	(1.35)%

$121,771	$126,410	$123,254	$109,068	$104,210
$125,733	$123,971	$116,925	$106,181	$104,460

.97%	.96%	.93%	.90%	.84%
.72%	.71%	.68%	.65%	.64%
4.08%	4.73%	4.97%	5.31%	5.00%

45%	31%	35%	21%	23%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.35

Income from investment operations
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	.47

Total from investment operations	.64

Less Distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	(.39)

Total distributions	(.58)

Net asset value, end of period	$10.41

Total Investment Return(a):	6.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,745
Average net assets (000)	$36,016
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.23	%(d)
Expenses, excluding distribution and service (12b-1) fees	.73	%(d)
Net investment income	3.35	%(d)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.46% to 4.49%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

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Class B

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$10.53	$10.52	$10.05	$10.13	$10.92

.40	.46	.48	.50	.50
(.16)	.01	.47	(.05)	(.67)

.24	.47	.95	.45	(.17)

(.40)	(.46)	(.48)	(.50)	(.50)
(.02)	—	— (b)	(.03)	(.12)

(.42)	(.46)	(.48)	(.53)	(.62)

$10.35	$10.53	$10.52	$10.05	$10.13

2.32%	4.68%	9.79%	4.72%	(1.65)%

$36,607	$40,653	$41,638	$54,665	$88,519
$39,012	$39,674	$44,507	$68,309	$104,860

1.22%	1.21%	1.18%	1.15%	1.14%
.72%	.71%	.68%	.65%	.64%
3.84%	4.49%	4.74%	5.06%	4.70%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.35

Income from investment operations
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	.46

Total from investment operations	.62

Less Distributions
Dividends from net investment income	(.17)
Distributions from net realized gains	(.39)

Total distributions	(.56)

Net asset value, end of period	$10.41

Total Investment Return(a):	6.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,316
Average net assets (000)	$1,199
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.48	%(e)
Expenses, excluding distribution and service (12b-1) fees	.73	%(e)
Net investment income	3.08	%(e)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.
(d)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.20% to 4.23%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.

See Notes to Financial Statements.

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Class C

Year Ended August 31,

2003	2002(d)	2001	2000	1999

$10.54	$10.52	$10.05	$10.13	$10.92

.38	.44	.46	.48	.47
(.17)	.02	.47	(.05)	(.67)

.21	.46	.93	.43	(.20)

(.38)	(.44)	(.46)	(.48)	(.47)
(.02)	—	— (b)	(.03)	(.12)

(.40)	(.44)	(.46)	(.51)	(.59)

$10.35	$10.54	$10.52	$10.05	$10.13

2.06%	4.42%	9.52%	4.46%	(1.91)%

$1,105	$963	$664	$479	$882
$1,119	$885	$493	$655	$1,075

1.47%	1.46%	1.43%	1.40%	1.39%
.72%	.71%	.68%	.65%	.64%
3.58%	4.23%	4.47%	4.79%	4.46%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	33

Supplemental Proxy Information

(Unaudited)

A special meeting of shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 12, 2003, November 7, 2003, November 21, 2003 and December 5, 2003. At such meetings the following proposal was submitted to shareholders for approval:

(5)	To approve amendments to the Company’s Declaration of Trust.
Not approved.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES

David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/Pennsylvania Series
Share Class	A	B	C

NASDAQ	PMPAX	PBPAX	PPNCX
CUSIP	262468762	262468754	262468747

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/Pennsylvania Series
Share Class	A	B	C

NASDAQ	PMPAX	PBPAX	PPNCX
CUSIP	262468762	262468754	262468747

MF132E2    IFS-A090104    Ed. 04/2004

Dryden Municipal Series Fund/ Florida Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from federal income taxes consistent with the preservation of capital and invest in securities which will enable its shares to be exempt from the Florida intangibles tax

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. A broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/Florida Series

Dryden Municipal Series Fund/Florida Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/Florida Series (the Series) is to maximize current income that is exempt from federal income taxes consistent with the preservation of capital and to invest in securities which will enable its shares to be exempt from the Florida intangibles tax. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852.

Cumulative Total Returns[1] as of 2/29/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	5.83%	4.79%	28.30%	72.24% (67.54)	136.49% (121.57)

Class B	5.59	4.53	26.72	N/A	70.84 (67.14)

Class C	5.46	4.27	25.16	62.59 (58.15)	68.02 (62.00)

Class Z	5.96	5.15	30.14	N/A	50.30 (52.02)

Lehman Brothers Municipal Bond Index[3]	6.52	6.30	34.50	86.00	***

Lipper FL Muni Debt Funds Avg.[4]	5.67	5.24	25.96	70.00	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		0.00%	4.20%	5.63% (5.35)	6.34% (5.81)

Class B		–0.99	4.62	N/A	5.64 (5.40)

Class C		2.67	4.53	5.46 (5.17)	4.92 (4.56)

Class Z		4.42	5.33	N/A	5.64 (5.62)

Lehman Brothers Municipal Bond Index[3]		5.86	6.00	6.81	***

Lipper FL Muni Debt Funds Avg.[4]		4.62	4.62	5.90	****

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Distributions and Yields[1] as of 2/29/04
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.47	2.24%	3.34%	3.45%

Class B	$0.46	2.07	3.09	3.18

Class C	$0.44	1.82	2.72	2.80

Class Z	$0.48	2.56	3.82	3.94

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. During the period ended February 29, 2004, the Series charged a maximum front-end sales charge of 3% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 4.00%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the period ended February 29, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain up to 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower, as indicated in parentheses. 2Inception dates: Class A, 12/28/90; Class B, 8/1/94; Class C, 7/26/93; and Class Z, 12/6/96. 3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. Investors cannot invest directly in an index. 4The Lipper Florida (FL) Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper FL Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in Florida. 5Taxable equivalent yields reflect federal and applicable state tax rates. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/29/04 are 151.09% for Class A, 88.34% for Class B, 91.86% for Class C, and 56.88% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/04 are 7.17% for Class A, 6.73% for Class B, 6.26% for Class C, and 6.28% for Class Z. ****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/04 are 129.48% for Class A, 73.45% for Class B, 74.62% for Class C, and 44.95% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/04 are 6.43% for Class A, 5.79% for Class B, 5.31% for Class C, and 5.11% for Class Z.

Dryden Municipal Series Fund/Florida Series	3

Five Largest Issuers expressed as a percentage of net assets as of 2/29/04
Florida State	8.3%

Florida Board of Education	4.2

Palm Beach County Florida Convention Ctr.	3.8

Jacksonville Florida Elec. Auth.	3.4

Puerto Rico Comwlth.	3.4

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 2/29/04
Special Tax/Assessment District	21.1%

General Obligation	12.3

Other	10.6

Prerefunded	9.1

Healthcare	7.9

Water & Sewer	7.5

Transportation	7.4

Lease-Backed Certificate of Participation	7.2

Power	7.1

Tobacco	2.8

Housing	2.6

Education	1.9

Solid Waste/Resource Recovery	1.4

Corporate-Backed IDB & PCR	1.3

Cash & Equivalents	–0.2

Portfolio composition is subject to change.

Credit Quality expressed as a percentage of net assets as of 2/29/04
Aaa	55.6%

Aa	22.6

A	9.6

Baa	2.0

NR	10.4

Cash & Equivalents	–0.2

Source: Moody’s rating, defaulting to S&P when not rated. Credit quality is subject to change.

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Portfolio of Investments

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden Municipal Series Fund

Florida Series

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 89.4%
Arbor Greene Cmnty. Dev. Dist.,
Florida Assmt. Rev.	NR	5.75%	5/01/06	$86		$86,358
Florida Assmt. Rev.	NR	6.50	5/01/07	85		85,979
Florida Assmt. Rev.	NR	6.30	5/01/19	315		323,199
Bayside Impvt. Cmnty. Dev. Dist., Florida Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	995		1,022,502
Broward Cnty. Florida Apt. Sys. Rev., Pass. Facs., Conv. Lien, Ser. H1, A.M.T., A.M.B.A.C.	Aaa	5.25	10/01/10	1,730		1,905,837
Broward Cnty. Florida Sch. Brd. Certs., M.B.I.A.	Aaa	5.25	7/01/15	2,000		2,280,240
Broward Cnty. Res. Recov. Rev., Rfdg., Wheelabrator, Ser. A	A3	5.50	12/01/08	1,000		1,130,760
Collier Cnty. Sch. Brd., C.O.P., F.S.A.	Aaa	5.375	2/16/21	1,000		1,101,600
Cuyahoga Cnty. Rev., Rfdg., Ser. A	A1	6.00	1/03/17	1,000		1,127,160
Dade Cnty. Aviation Dept. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	10/01/24	1,500	(b)	1,616,895
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.	Aaa	6.75	5/01/08	430	(d)	478,139
Florida Hsg. Fin. Corp. Rev., Westchase Apts., Ser. B, A.M.T.	NR	6.61	7/01/38	1,370		1,220,396
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000		1,137,040
Florida St. Brd. Ed. Lottery Rev., Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,500		1,744,245
Florida St. Dept. Environ. Protection Preservation Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/03/17	2,950		3,286,270
Florida St. Mun. Pwr. Agcy. Rev., Rfdg., Stanton II Proj., A.M.B.A.C.	Aaa	5.50	10/02/17	1,120		1,285,917
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt. Rev., Ser. B	NR	6.25	5/01/09	1,235		1,250,623
Highlands Cnty. Florida Hlth. Facs. Auth. Rev., Hosp. Adventist/Sunbelt, Ser. A	A3	6.00	11/17/31	1,000		1,078,180
Hillsborough Cnty. Florida Aviation Auth. Rev., Tampa Intl. Arpt., Ser. A, A.M.T., M.B.I.A	Aaa	5.50	10/01/15	2,000		2,269,420

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Hillsborough Cnty. Florida Ind. Dev. Auth. Hosp. Rev., Tampa Gen. Hosp. Proj., Ser. A	Baa1	5.00%	10/01/18	$1,000		$1,032,270
Hillsborough Cnty. Florida Ind. Dev. Auth., Cigarette Tax Alloc., H Lee Moffitt Cancer Proj., Ser. B, A.M.B.A.C.	Aaa	5.50	9/01/16	1,840		2,113,222
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. B	NR	6.40	5/01/06	1,220		1,221,086
Jacksonville Elec. Auth. Rev.,
Elec. Sys., Ser. A	Aa2	6.00	10/01/30	1,000		1,063,710
St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	2,000		1,645,020
Jacksonville Sales Tax Rev.,
A.M.B.A.C.	Aaa	5.50	10/01/18	1,000		1,140,730
F.G.I.C.	Aaa	5.375	10/01/18	1,000		1,128,600
Jacksonville Swr. & Solid Wste. Disp. Facs. Rev., Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000		1,051,070
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500		1,621,680
Jea Wtr. & Swr. Sys. Rev., Ser. C	Aa3	5.00	10/01/41	2,000		2,033,620
Lakeland Elec. & Wtr. Rev.	AA-(c)	5.625	10/01/36	2,000	(b)	2,255,860
Maryland St. Hlth. & Higher Ed., Facs., Auth. Rev.	A3	6.75	7/01/30	500		569,675
Miami Dade Cnty. Florida Sch. Brd., Ser. A, F.S.A.	Aaa	6.00	10/02/17	1,000		1,171,110
Miami Homeland Defense/Neighborhood, M.B.I.A., G.O.	Aaa	5.50	1/02/20	2,000		2,251,420
Miami Spec. Oblig., Admn. Bldg., Acquis. Proj., F.G.I.C.	Aaa	6.00	2/01/16	1,000	(b)	1,089,060
Miramar Wste. Wtr. Impvt. Assmt. Rev., F.G.I.C.	Aaa	6.75	10/01/16	1,590	(b)	1,660,373
New York St. Urban Dev. Corp., Ser. A	AA-(c)	5.25	1/02/09	1,000		1,122,180
North Carolina Mun. Pwr. Agcy., No. 1 Catawba Elec. Rev., Ser. A, M.B.I.A.	Aaa	5.125	1/03/17	1,440		1,577,909
Oakstead Cmnty. Dev. Dist. Cap., Impvt., Ser. B	NR	6.50	5/01/07	250		252,678

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Okaloosa Cnty. Cap. Impvt. Rev., M.B.I.A., C.A.B.S.	Aaa	Zero%	12/01/06	$450		$429,876
Orange Cnty. Tourist Dev. Tax Rev., A.M.B.A.C.	Aaa	5.25	10/03/16	1,425		1,593,236
Orlando Util. Cmnty., Wtr. & Elec. Rev., Ser. C	Aa1	5.25	10/01/21	2,000		2,189,380
Osceola Cnty., Infrastructure Sales Surtax, A.M.B.A.C.	Aaa	5.375	10/02/17	1,995		2,259,417
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C.	Aaa	5.50	11/03/14	1,055		1,251,800
Palm Beach Cnty. Pub., Ref-Convention Ctr. Proj.	Aaa	5.00	11/01/11	1,500		1,717,590
Pasco Cnty. Sales Tax Rev., Half-Cent, A.M.B.A.C.	Aaa	5.00	12/01/15	1,180		1,327,299
Pembroke Pines Pub. Impvt. Rev., A.M.B.A.C.	Aaa	5.50	10/03/16	1,360		1,553,351
Pensacola Hlth. Facs. Auth. Rev., Daughters of Charity, M.B.I.A.	Aaa	5.25	1/01/11	1,600	(b)	1,621,360
Puerto Rico Comnwlth., Ser. 642B, G.O., M.B.I.A.	BAA1(c)	5.75	7/01/12	1,500	(d)(f)	2,109,810
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E	Baa3	5.70	8/01/25	500		551,975
Tobacco Settlement Fin. Corp., Ser A-1	A3	5.50	6/01/16	2,000		2,187,740
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge., Ser. F, Class II, A.M.T.	Aa2	6.125	1/04/27	765		815,941
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.25	10/01/18	1,000		1,143,290
Vista Lakes Cmnty. Dev. Dist. Cap. Impvt., Rev.	NR	6.35	5/02/05	45		45,202

Total long-term investments (cost $66,483,788)						71,229,300

SHORT-TERM INVESTMENTS 9.5%
Florida Higher Edl. Facs. Fin. Auth. Rev., St. Thomas Univ. Proj., F.R.D.D.	A-1+(c)	0.99	3/01/04	1,000		1,000,000
Florida St. Brd. of Pub. Ed., Mun. Secs. Trust Rcpts., Ser. SGA-102, G.O., F.R.D.D.	A-1+(c)	1.00	3/01/04	3,300		3,300,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Fort Lauderdale Rev., Pine Crest Prepratory Sch. Proj., F.S.A., F.R.W.D.	NR	0.95%	3/04/04	$500	$500,000
Jacksonville Hth. Facs. Auth. Hosp. Rev., Ser. A, F.R.D.D	A-1+(c)	0.99	3/01/04	2,395	2,395,000
Mun. Secs. Trust Cert.,
Ser. 2001-131, Trust Cert., Class A, G.O., F.R.D.D.	A-1(c)	1.00	3/01/04	100	100,000
Ser. 2001-160, Trust Cert., Class A, F.G.I.C., F.R.D.D.	A-1(c)	1.00	3/01/04	300	300,000

Total short-term investments (cost $7,595,000)					7,595,000

Total Investments 98.9% (cost $74,078,788, Note 5)					78,824,300
Other assets in excess of liabilities 1.1%					877,478

Net Assets 100%					$79,701,778

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note (e).

F.R.W.D—Floating Rate (Weekly) Demand Note (e).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Association.

(b)	All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Partial principal amount pledged as collateral for financial futures contracts.
(e)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	9

Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at value (cost $74,078,788)	$78,824,300
Cash	24,756
Receivable for investments sold	5,400,000
Interest receivable	1,084,252
Receivable for Series shares sold	14,628
Prepaid expenses	2,313

Total assets	85,350,249

Liabilities

Payable for investments purchased	5,400,000
Payable for Series shares reacquired	56,786
Accrued expenses	56,784
Unrealized depreciation on interest rate swaps	33,434
Management fee payable	31,555
Dividends payable	30,164
Distribution fee payable	20,763
Deferred trustees’ fees	9,509
Due to broker—variation margin	9,476

Total liabilities	5,648,471

Net Assets	$79,701,778

Net assets were comprised of:
Shares of beneficial interest, at par	$75,033
Paid-in capital in excess of par	73,869,137

73,944,170
Undistributed net investment income	29,213
Accumulated net realized gain on investments	1,041,240
Net unrealized appreciation on investments	4,687,155

Net assets, February 29, 2004	$79,701,778

See Notes to Financial Statements.

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Class A

Net asset value and redemption price per share
($58,154,701 ÷ 5,475,042 shares of beneficial interest issued and outstanding)	$10.62
Maximum sales charge (3% of offering price)*	0.33

Maximum offering price to public	$10.95

Class B

Net asset value, offering price and redemption price per share
($15,044,274 ÷ 1,416,189 shares of beneficial interest issued and outstanding)	$10.62

Class C

Net asset value and redemption price per share
($5,553,991 ÷ 522,763 shares of beneficial interest issued and outstanding)	$10.62
Sales charge (1% of offering price)	0.11

Offering price to public	$10.73

Class Z

Net asset value, offering price and redemption price per share
($948,812 ÷ 89,277 shares of beneficial interest issued and outstanding)	$10.63

*	Effective March 15, 2004 the maximum sales charge was changed to 4% of offering price.

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	11

Statement of Operations

Six Months Ended February 29, 2004 (Unaudited)

Net Investment Income

Income
Interest	$1,881,071

Expenses
Management fee	203,281
Distribution fee—Class A	73,593
Distribution fee—Class B	39,061
Distribution fee—Class C	21,260
Custodian’s fees and expenses	54,000
Reports to shareholders	23,000
Legal fees and expenses	19,000
Registration fees	17,000
Transfer agent’s fees and expenses	12,000
Audit fee	11,000
Trustees’ fees	4,000
Miscellaneous	3,356

Total operating expenses	480,551
Less: Custodian fee credit (Note 1)	(36)

Total expenses	480,515

Net investment income	1,400,556

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	867,171
Financial futures transactions	52,114
Interest rate swap	(6,541)
Options written	10,173

922,917

Net change in unrealized appreciation (depreciation) on:
Investments transactions	2,286,565
Financial futures contracts	1,153
Interest rate swap	(33,434)

2,254,284

Net gain on investments	3,177,201

Net Increase In Net Assets Resulting From Operations	$4,577,757

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$1,400,556	$3,493,449
Net realized gain on investments transactions	922,917	2,302,608
Net change in unrealized appreciation (depreciation) on investments	2,254,284	(3,598,500)

Net increase in net assets resulting from operations	4,577,757	2,197,557

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,059,030)	(2,476,198)
Class B	(261,638)	(722,585)
Class C	(87,898)	(206,275)
Class Z	(22,021)	(64,548)

	(1,430,587)	(3,469,606)

Distributions from net realized gains
Class A	(1,555,969)	(102,866)
Class B	(418,973)	(34,657)
Class C	(153,271)	(9,964)
Class Z	(27,670)	(2,191)

	(2,155,883)	(149,678)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,874,467	18,136,282
Net asset value of shares issued in reinvestment of dividends and distributions	1,662,371	1,576,929
Cost of shares reacquired	(10,949,352)	(28,764,561)

Net decrease in net assets from Series share transactions	(4,412,514)	(9,051,350)

Total decrease	(3,421,227)	(10,473,077)

Net Assets

Beginning of period	83,123,005	93,596,082

End of period (a)	$79,701,778	$83,123,005

(a) Includes undistributed net investment income of:	$29,213	$59,244

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	13

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. These financial statements relate only to Florida Series (the “Series”). The financial statements of the other series are not present herein. The assets of each are invested in separate, independently managed portfolios. The Series commenced investment operations on December 28, 1990. The Series is non-diversified and seeks to achieve its investment objective of providing the maximum amount of income that is exempt from federal income taxes with the minimum of risk, and investing in securities which will enable its shares to be exempt from the Florida intangibles tax by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such

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day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations. Interest rate swaps were conceived as asset/liability

Dryden Municipal Series Fund/Florida Series	15

Notes to Financial Statements

(Unaudited) Cont’d

management tools. In more complex swaps, the notional principle amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to market credit risk in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the

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premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options, financial future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Dryden Municipal Series Fund/Florida Series	17

Notes to Financial Statements

(Unaudited) Cont’d

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as reduction of gross expenses in the accompanying Statements of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”) regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and up to 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1%, and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

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PIMS has advised the Series that they have received approximately $6,600 and $1,100 in front-end sales charges resulting from sales of Class A and C shares, respectively during the six months ended February 29, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 29, 2004, they received approximately $13,200 and $1,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended February 29, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”) an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 29, 2004, the Series incurred fees of approximately $9,300 for the services of PMFS. As of February 29, 2004, approximately $1,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $2,000 in total networking fees, of which the amount relating to the services of

Dryden Municipal Series Fund/Florida Series	19

Notes to Financial Statements

(Unaudited) Cont’d

Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $1,400 for the six months ended February 29, 2004.

As of February 29, 2004, approximately $300 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2004 were $16,378,243 and $27,624,931, respectively.

During the six months ended February 29, 2004, the Series entered into financial futures contracts. Details of financial futures contracts open at period end are as follows:

Number of Contracts	Type	Expiration Date	Value at February 29, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Position:
40	U.S. Treasury 2 Yr Notes	March 2004	$(8,625,625)	$(8,601,413)	$(24,212)
3	U.S. Treasury 10 Yr Notes	June 2004	(341,625)	(340,914)	(711)

					$(24,923)

Transactions in options written during the six months ended February 29, 2004 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of August 31, 2003	—	—
Options written	24	$10,173
Options expired	(24)	(10,173)

Options outstanding as of February 29, 2004	—	—

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During the six months ended February 29, 2004, the Series entered into interest rate swap agreements. Details of the swap agreements outstanding as of February 29, 2004 are as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.(a)	04/27/2014	USD 1,600,000	3.571%	BMA Municipal Swap Index	$(16,503)
Morgan Stanley Capital Services, Inc.(a)	04/27/2014	USD 2,300,000	3.491%	BMA Municipal Swap Index	(8,857)
Morgan Stanley Capital Services, Inc.(a)	05/27/2014	USD 1,500,000	3.543%	BMA Municipal Swap Index	(8,074)

					$(33,434)

(a)	Series pays the fixed rate and receives the floating rate.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 29, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$73,974,410	$4,999,494	$149,604	$4,849,890

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class A shares purchased on or after March 15, 2004 will be subject to a minimum initial sales charge of 4%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, 2004 Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not

Dryden Municipal Series Fund/Florida Series	21

Notes to Financial Statements

(Unaudited) Cont’d

subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2004:
Shares sold	230,258	$2,449,901
Shares issued in reinvestment of dividends and distributions	111,958	1,178,231
Shares reacquired	(634,805)	(6,728,475)

Net increase (decrease) in shares outstanding before conversion	(292,589)	(3,100,343)
Shares issued upon conversion from Class B	98,325	1,039,993

Net increase (decrease) in shares outstanding	(194,264)	$(2,060,350)

Year ended August 31, 2003:
Shares sold	717,155	$7,741,133
Shares issued in reinvestment of dividends and distributions	103,737	1,109,555
Shares reacquired	(1,428,054)	(15,377,187)

Net increase (decrease) in shares outstanding before conversion	(607,162)	(6,526,499)
Shares issued upon conversion from Class B	336,317	3,632,607

Net increase (decrease) in shares outstanding	(270,845)	$(2,893,892)

Class B
Six months ended February 29, 2004:
Shares sold	26,707	$282,309
Shares issued in reinvestment of dividends and distributions	27,231	286,425
Shares reacquired	(124,454)	(1,312,847)

Net increase (decrease) in shares outstanding before conversion	(70,516)	(744,113)
Shares issued upon conversion into Class A	(98,325)	(1,039,993)

Net increase (decrease) in shares outstanding	(168,841)	$(1,784,106)

Year ended August 31, 2003:
Shares sold	205,498	$2,196,149
Shares issued in reinvestment of dividends and distributions	26,856	287,080
Shares reacquired	(463,322)	(4,953,523)

Net increase (decrease) in shares outstanding before conversion	(230,968)	(2,470,294)
Shares issued upon conversion into Class A	(336,317)	(3,632,607)

Net increase (decrease) in shares outstanding	(567,285)	$(6,102,901)

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Class C	Shares	Amount
Six months ended February 29, 2004:
Shares sold	12,629	$134,130
Shares issued in reinvestment of dividends and distributions	15,369	161,723
Shares reacquired	(47,597)	(500,333)

Net increase (decrease) in shares outstanding	(19,599)	$(204,480)

Year ended August 31, 2003:
Shares sold	62,877	$675,473
Shares issued in reinvestment of dividends and distributions	13,107	140,212
Shares reacquired	(80,922)	(873,079)

Net increase (decrease) in shares outstanding	(4,938)	$(57,394)

Class Z
Six months ended February 29, 2004:
Shares sold	190,840	$2,008,127
Shares issued in reinvestment of dividends and distributions	3,418	35,992
Shares reacquired	(228,548)	(2,407,697)

Net increase (decrease) in shares outstanding	(34,290)	$(363,578)

Year ended August 31, 2003:
Shares sold	703,002	$7,523,527
Shares issued in reinvestment of dividends and distributions	3,740	40,082
Shares reacquired	(703,865)	(7,560,772)

Net increase (decrease) in shares outstanding	2,877	$2,837

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Municipal Series Fund/Florida Series	23

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.49

Income from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investments transactions	.41

Total from investment operations	.60

Less Distributions
Dividends from net investment income	(.19)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.28)

Total distributions	(.47)

Net asset value, end of period	$10.62

Total Return(a):	5.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$58,155
Average net assets (000)	$59,197
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees(d)	1.10	%(e)
Expenses, excluding distribution fee and service (12b-1) fees	.85	%(e)
Net investment income	3.52	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	22%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.69% to 4.71%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of Class A shares.
(e)	Annualized.

See Notes to Financial Statements.

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Class A

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$10.68	$10.70	$10.23	$10.18	$10.74

.42	.49	.51	.51	.50
(.17)	(.02)	.47	.05	(.56)

.25	.47	.98	.56	(.06)

(.42)	(.49)	(.51)	(.51)	(.50)
—	—	— (b)	—	— (b)
(.02)	—	—	—	— (b)

(.44)	(.49)	(.51)	(.51)	(.50)

$10.49	$10.68	$10.70	$10.23	$10.18

2.32%	4.49%	9.91%	5.73%	(.61)%

$59,498	$63,463	$67,712	$68,701	$77,398
$63,290	$64,601	$68,365	$71,083	$84,810

1.07%	1.01%	.98%	.98%	.89%
.82%	.76%	.73%	.73%	.69%
3.94%	4.71%	4.89%	5.06%	4.72%

60%	41%	36%	41%	13%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.50

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investments transactions	.41

Total from investment operations	.58

Less Distributions
Dividends from net investment income	(.18)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.28)

Total distributions	(.46)

Net asset value, end of period	$10.62

Total Return(a):	5.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,044
Average net assets (000)	$15,710
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees	1.35	%(d)
Expenses, excluding distribution fee and service (12b-1) fees	.85	%(d)
Net investment income	3.27	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.45% to 4.47%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$10.68	$10.71	$10.23	$10.18	$10.74

.40	.47	.48	.48	.47
(.17)	(.03)	.48	.05	(.56)

.23	.44	.96	.53	(.09)

(.39)	(.47)	(.48)	(.48)	(.47)
—	—	— (b)	—	— (b)
(.02)	—	—	—	— (b)

(.41)	(.47)	(.48)	(.48)	(.47)

$10.50	$10.68	$10.71	$10.23	$10.18

2.16%	4.24%	9.64%	5.46%	(.91)%

$16,635	$22,996	$25,551	$22,875	$24,626
$19,636	$23,430	$24,655	$23,191	$24,665

1.32%	1.26%	1.23%	1.23%	1.19%
.82%	.76%	.73%	.73%	.69%
3.70%	4.47%	4.64%	4.81%	4.43%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.50

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investments transactions	.40

Total from investment operations	.56

Less Distributions
Dividends from net investment income	(.16)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.28)

Total distributions	(.44)

Net asset value, end of period	$10.62

Total Return(a):	5.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,554
Average net assets (000)	$5,701
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees(d)	1.60	%(e)
Expenses, excluding distribution fee and service (12b-1) fees	.85	%(e)
Net investment income	3.03	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.20% to 4.22%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of Class A shares.
(e)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$10.68	$10.70	$10.23	$10.18	$10.74

.38	.44	.46	.46	.44
(.17)	(.02)	.47	.05	(.56)

.21	.42	.93	.51	(.12)

(.37)	(.44)	(.46)	(.46)	(.44)
—	—	— (b)	—	— (b)
(.02)	—	—	—	— (b)

(.39)	(.44)	(.46)	(.46)	(.44)

$10.50	$10.68	$10.70	$10.23	$10.18

1.91%	3.99%	9.37%	5.20%	(1.16)%

$5,693	$5,848	$5,857	$5,456	$6,833
$6,045	$5,806	$5,756	$5,885	$7,420

1.57%	1.51%	1.48%	1.48%	1.44%
.82%	.76%	.73%	.73%	.69%
3.44%	4.22%	4.39%	4.56%	4.17%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.50

Income from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investments transactions	.41

Total from investment operations	.61

Less Distributions
Dividends from net investment income	(.20)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.28)

Total distributions	(.48)

Net asset value, end of period	$10.63

Total Return(a):	5.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$949
Average net assets (000)	$1,151
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees	.85	%(d)
Expenses, excluding distribution fee and service (12b-1) fees	.85	%(d)
Net investment income	3.78	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.93% to 4.96%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$10.68	$10.70	$10.22	$10.17	$10.73

.46	.52	.53	.53	.52
(.17)	(.02)	.48	.05	(.56)

.29	.50	1.01	.58	(.04)

(.45)	(.52)	(.53)	(.53)	(.52)
—	—	— (b)	—	— (b)
(.02)	—	—	—	— (b)

(.47)	(.52)	(.53)	(.53)	(.52)

$10.50	$10.68	$10.70	$10.22	$10.17

2.68%	4.85%	10.18%	5.99%	(.42)%

$1,297	$1,289	$788	$463	$377
$1,567	$1,012	$579	$307	$413

.82%	.76%	.73%	.73%	.69%
.82%	.76%	.73%	.73%	.69%
4.14%	4.96%	5.13%	5.31%	4.93%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	31

Supplemental Proxy Information

(Unaudited)

A special meeting of shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 12, 2003, November 7, 2003, November 21, 2003 and December 5, 2003. At such meetings the following proposal was submitted to shareholders for approval:

(5)	To approve amendments to the Company’s Declaration of Trust.

Not approved.

32	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/Florida Series
Share Class	A	B	C	Z

NASDAQ	PFLAX	PFABX	PFLCX	PFLZX
CUSIP	262468101	262468200	262468309	262468408

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/Florida Series
Share Class	A	B	C	Z

NASDAQ	PFLAX	PFABX	PFLCX	PFLZX
CUSIP	262468101	262468200	262468309	262468408

MF148E2    IFS-A090098    Ed. 04/2004

Item 2	–	Code of Ethics—Not required as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4	–	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9	–	Submission of Matters to a Vote of Security Holders: None.

Item 10	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11	–	Exhibits

	(a)	Code of Ethics – Not applicable with semi-annual filing.

	(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Municipal Series Fund

By (Signature and Title)*	/s/ Marguerite E.H. Morrison

Marguerite E.H. Morrison Assistant Secretary

Date	April 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice President and Principal Executive Officer

Date	April 27, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres Treasurer and Principal Financial Officer

Date	April 27, 2004

* Print the name and title of each signing officer under his or her signature.